Real Estate Investments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Initial Cost to Company	$ 124,030,596
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	917,645,734
Costs Capitalized Subsequent to Acquisition Improvements	121,527,310
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(71,420,631)
Gross Amount Land	119,224,819
Gross Amount Buildings & Improvements	972,558,190
Gross Amount Accumulated Depreciation	(119,371,113)
Real Estate Investment
Real estate investments	812,833,004	611,116,546
Direct Financing Leases
Initial Cost to Company	10,418,738
Acceleration/ Amortization	630,382
Gross Amount Carried	11,049,120
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Initial Cost to Company	124,030,596
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	917,645,734
Costs Capitalized Subsequent to Acquisition Improvements	121,527,310
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(71,420,631)
Gross Amount Land	119,224,819
Gross Amount Buildings & Improvements	972,558,190
Gross Amount Accumulated Depreciation	(119,371,113)
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Direct Financing Leases
Initial Cost to Company	10,418,738
Acceleration/ Amortization	630,382
Gross Amount Carried	11,049,120
SunBridge Care/Rehab-Broadway
City State	Methuen MA
Initial Cost to Company	31,469
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	495,552
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(170,262)
Gross Amount Land	26,002
Gross Amount Buildings & Improvements	330,757
Gross Amount Accumulated Depreciation	(165,260)
Year of Construction	1910
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Broadway | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Methuen MA
Initial Cost to Company	31,469
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	495,552
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(170,262)
Gross Amount Land	26,002
Gross Amount Buildings & Improvements	330,757
Gross Amount Accumulated Depreciation	(165,260)
Year of Construction	1910
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Colonial Heights
City State	Lawrence MA
Initial Cost to Company	63,160
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	958,681
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(225,000)
Gross Amount Land	63,160
Gross Amount Buildings & Improvements	733,681
Gross Amount Accumulated Depreciation	(348,499)
Year of Construction	1963
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Colonial Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lawrence MA
Initial Cost to Company	63,160
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	958,681
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(225,000)
Gross Amount Land	63,160
Gross Amount Buildings & Improvements	733,681
Gross Amount Accumulated Depreciation	(348,499)
Year of Construction	1963
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Fall River
City State	Fall River MA
Initial Cost to Company	90,707
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,308,677
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,399,384)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Fall River | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fall River MA
Initial Cost to Company	90,707
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,308,677
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,399,384)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care Center-Glenwood
City State	Lowell MA
Initial Cost to Company	82,483
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,210,652
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(252,510)
Gross Amount Land	82,483
Gross Amount Buildings & Improvements	958,142
Gross Amount Accumulated Depreciation	(455,117)
Year of Construction	1964
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care Center-Glenwood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lowell MA
Initial Cost to Company	82,483
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,210,652
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(252,510)
Gross Amount Land	82,483
Gross Amount Buildings & Improvements	958,142
Gross Amount Accumulated Depreciation	(455,117)
Year of Construction	1964
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Hammond House
City State	Worchester MA
Initial Cost to Company	42,062
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	663,598
Costs Capitalized Subsequent to Acquisition Improvements	488,598
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(663,598)
Gross Amount Land	42,062
Gross Amount Buildings & Improvements	488,598
Gross Amount Accumulated Depreciation	(232,084)
Year of Construction	1965
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Hammond House | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Worchester MA
Initial Cost to Company	42,062
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	663,598
Costs Capitalized Subsequent to Acquisition Improvements	488,598
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(663,598)
Gross Amount Land	42,062
Gross Amount Buildings & Improvements	488,598
Gross Amount Accumulated Depreciation	(232,084)
Year of Construction	1965
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge for North Reading
City State	North Reading MA
Initial Cost to Company	113,195
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,567,397
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(252,500)
Gross Amount Land	113,195
Gross Amount Buildings & Improvements	1,314,897
Gross Amount Accumulated Depreciation	(624,576)
Year of Construction	1966
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge for North Reading | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	North Reading MA
Initial Cost to Company	113,195
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,567,397
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(252,500)
Gross Amount Land	113,195
Gross Amount Buildings & Improvements	1,314,897
Gross Amount Accumulated Depreciation	(624,576)
Year of Construction	1966
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
Robbin House Nursing and Rehab
City State	Quincy MA
Initial Cost to Company	66,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,051,668
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,117,668)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
Robbin House Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Quincy MA
Initial Cost to Company	66,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,051,668
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,117,668)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care Center-Rosewood
City State	Fall River MA
Initial Cost to Company	31,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	512,984
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(283,705)
Gross Amount Land	12,593
Gross Amount Buildings & Improvements	248,579
Gross Amount Accumulated Depreciation	(175,980)
Year of Construction	1882
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care Center-Rosewood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fall River MA
Initial Cost to Company	31,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	512,984
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(283,705)
Gross Amount Land	12,593
Gross Amount Buildings & Improvements	248,579
Gross Amount Accumulated Depreciation	(175,980)
Year of Construction	1882
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Sandalwood
City State	Oxford MA
Initial Cost to Company	64,435
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	940,982
Costs Capitalized Subsequent to Acquisition Improvements	497,782
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(192,500)
Gross Amount Land	64,435
Gross Amount Buildings & Improvements	1,246,264
Gross Amount Accumulated Depreciation	(421,667)
Year of Construction	1966
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Sandalwood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oxford MA
Initial Cost to Company	64,435
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	940,982
Costs Capitalized Subsequent to Acquisition Improvements	497,782
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(192,500)
Gross Amount Land	64,435
Gross Amount Buildings & Improvements	1,246,264
Gross Amount Accumulated Depreciation	(421,667)
Year of Construction	1966
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Spring Valley
City State	Worchester MA
Initial Cost to Company	71,084
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,030,725
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(205,000)
Gross Amount Land	71,084
Gross Amount Buildings & Improvements	825,725
Gross Amount Accumulated Depreciation	(392,219)
Year of Construction	1960
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge-Spring Valley | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Worchester MA
Initial Cost to Company	71,084
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,030,725
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(205,000)
Gross Amount Land	71,084
Gross Amount Buildings & Improvements	825,725
Gross Amount Accumulated Depreciation	(392,219)
Year of Construction	1960
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Town Manor
City State	Lawrence MA
Initial Cost to Company	89,790
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,305,518
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,395,308)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Town Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lawrence MA
Initial Cost to Company	89,790
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,305,518
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,395,308)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Woodmill
City State	Lawrence MA
Initial Cost to Company	61,210
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	946,028
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(235,000)
Gross Amount Land	61,210
Gross Amount Buildings & Improvements	711,028
Gross Amount Accumulated Depreciation	(337,738)
Year of Construction	1965
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Woodmill | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lawrence MA
Initial Cost to Company	61,210
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	946,028
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(235,000)
Gross Amount Land	61,210
Gross Amount Buildings & Improvements	711,028
Gross Amount Accumulated Depreciation	(337,738)
Year of Construction	1965
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Worcester
City State	Worchester MA
Initial Cost to Company	92,512
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,374,636
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,467,148)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge Care/Rehab-Worcester | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Worchester MA
Initial Cost to Company	92,512
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,374,636
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,467,148)
Date Acquired	1993
Life on Which Depreciation in Statement of Operations Computed	40 years
Countryside Community
City State	South Haven MI
Initial Cost to Company	221,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,239,161
Costs Capitalized Subsequent to Acquisition Improvements	12,959
Gross Amount Land	221,000
Gross Amount Buildings & Improvements	4,252,120
Gross Amount Accumulated Depreciation	(954,835)
Year of Construction	1975
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Countryside Community | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	South Haven MI
Initial Cost to Company	221,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,239,161
Costs Capitalized Subsequent to Acquisition Improvements	12,959
Gross Amount Land	221,000
Gross Amount Buildings & Improvements	4,252,120
Gross Amount Accumulated Depreciation	(954,835)
Year of Construction	1975
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pepin Manor
City State	Pepin WI
Initial Cost to Company	318,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,569,959
Costs Capitalized Subsequent to Acquisition Improvements	332,808
Gross Amount Land	318,000
Gross Amount Buildings & Improvements	1,902,767
Gross Amount Accumulated Depreciation	(366,240)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pepin Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pepin WI
Initial Cost to Company	318,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,569,959
Costs Capitalized Subsequent to Acquisition Improvements	332,808
Gross Amount Land	318,000
Gross Amount Buildings & Improvements	1,902,767
Gross Amount Accumulated Depreciation	(366,240)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Highland Health Care Center
City State	Highland IL
Initial Cost to Company	189,921
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,723,523
Gross Amount Land	189,921
Gross Amount Buildings & Improvements	1,723,523
Gross Amount Accumulated Depreciation	(418,563)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Highland Health Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Highland IL
Initial Cost to Company	189,921
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,723,523
Gross Amount Land	189,921
Gross Amount Buildings & Improvements	1,723,523
Gross Amount Accumulated Depreciation	(418,563)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Nebraska Skilled Nursing/Rehab
City State	Omaha NE
Initial Cost to Company	211,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,694,584
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,510)
Gross Amount Land	209,490
Gross Amount Buildings & Improvements	6,694,584
Gross Amount Accumulated Depreciation	(1,697,031)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Nebraska Skilled Nursing/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Omaha NE
Initial Cost to Company	211,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,694,584
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,510)
Gross Amount Land	209,490
Gross Amount Buildings & Improvements	6,694,584
Gross Amount Accumulated Depreciation	(1,697,031)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Casa Real
City State	Santa Fe NM
Initial Cost to Company	1,029,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,692,295
Costs Capitalized Subsequent to Acquisition Improvements	676,474
Gross Amount Land	1,029,800
Gross Amount Buildings & Improvements	3,368,769
Gross Amount Accumulated Depreciation	(810,849)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Casa Real | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Santa Fe NM
Initial Cost to Company	1,029,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,692,295
Costs Capitalized Subsequent to Acquisition Improvements	676,474
Gross Amount Land	1,029,800
Gross Amount Buildings & Improvements	3,368,769
Gross Amount Accumulated Depreciation	(810,849)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Clayton Nursing and Rehab
City State	Clayton NM
Initial Cost to Company	41,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	790,476
Gross Amount Land	41,000
Gross Amount Buildings & Improvements	790,476
Gross Amount Accumulated Depreciation	(260,927)
Year of Construction	1960
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Clayton Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Clayton NM
Initial Cost to Company	41,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	790,476
Gross Amount Land	41,000
Gross Amount Buildings & Improvements	790,476
Gross Amount Accumulated Depreciation	(260,927)
Year of Construction	1960
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Country Cottage Care/Rehab Center
City State	Hobbs NM
Initial Cost to Company	9,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	671,536
Gross Amount Land	9,000
Gross Amount Buildings & Improvements	671,536
Gross Amount Accumulated Depreciation	(258,739)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Country Cottage Care/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Hobbs NM
Initial Cost to Company	9,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	671,536
Gross Amount Land	9,000
Gross Amount Buildings & Improvements	671,536
Gross Amount Accumulated Depreciation	(258,739)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Bloomfield Nursing/Rehab Center
City State	Bloomfield NM
Initial Cost to Company	343,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,736,296
Gross Amount Land	343,800
Gross Amount Buildings & Improvements	4,736,296
Gross Amount Accumulated Depreciation	(1,101,548)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Bloomfield Nursing/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bloomfield NM
Initial Cost to Company	343,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,736,296
Gross Amount Land	343,800
Gross Amount Buildings & Improvements	4,736,296
Gross Amount Accumulated Depreciation	(1,101,548)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Espanola Valley Center
City State	Espanola NM
Initial Cost to Company	216,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,143,364
Gross Amount Land	216,000
Gross Amount Buildings & Improvements	4,143,364
Gross Amount Accumulated Depreciation	(1,059,431)
Year of Construction	1984
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Espanola Valley Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Espanola NM
Initial Cost to Company	216,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,143,364
Gross Amount Land	216,000
Gross Amount Buildings & Improvements	4,143,364
Gross Amount Accumulated Depreciation	(1,059,431)
Year of Construction	1984
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunshine Haven Lordsburg
City State	Lordsburg NM
Initial Cost to Company	57,041
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,881,927
Gross Amount Land	57,041
Gross Amount Buildings & Improvements	1,881,927
Gross Amount Accumulated Depreciation	(404,557)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunshine Haven Lordsburg | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lordsburg NM
Initial Cost to Company	57,041
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,881,927
Gross Amount Land	57,041
Gross Amount Buildings & Improvements	1,881,927
Gross Amount Accumulated Depreciation	(404,557)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Silver City Care Center
City State	Silver City NM
Initial Cost to Company	305,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,843,505
Gross Amount Land	305,000
Gross Amount Buildings & Improvements	5,843,505
Gross Amount Accumulated Depreciation	(1,319,974)
Year of Construction	1984
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Silver City Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Silver City NM
Initial Cost to Company	305,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,843,505
Gross Amount Land	305,000
Gross Amount Buildings & Improvements	5,843,505
Gross Amount Accumulated Depreciation	(1,319,974)
Year of Construction	1984
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Raton Nursing and Rehab Center
City State	Raton NM
Initial Cost to Company	128,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,509,456
Gross Amount Land	128,000
Gross Amount Buildings & Improvements	1,509,456
Gross Amount Accumulated Depreciation	(479,297)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Raton Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Raton NM
Initial Cost to Company	128,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,509,456
Gross Amount Land	128,000
Gross Amount Buildings & Improvements	1,509,456
Gross Amount Accumulated Depreciation	(479,297)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Red Rocks Care Center
City State	Gallup NM
Initial Cost to Company	329,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,952,779
Gross Amount Land	329,000
Gross Amount Buildings & Improvements	3,952,779
Gross Amount Accumulated Depreciation	(970,842)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Red Rocks Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gallup NM
Initial Cost to Company	329,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,952,779
Gross Amount Land	329,000
Gross Amount Buildings & Improvements	3,952,779
Gross Amount Accumulated Depreciation	(970,842)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Villa Nursing/Rehab
City State	Dayton TX
Initial Cost to Company	18,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	435,568
Costs Capitalized Subsequent to Acquisition Improvements	9,400
Gross Amount Land	18,000
Gross Amount Buildings & Improvements	444,968
Gross Amount Accumulated Depreciation	(123,815)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Villa Nursing/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Dayton TX
Initial Cost to Company	18,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	435,568
Costs Capitalized Subsequent to Acquisition Improvements	9,400
Gross Amount Land	18,000
Gross Amount Buildings & Improvements	444,968
Gross Amount Accumulated Depreciation	(123,815)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Wellington Oaks Nursing/Rehab
City State	Ft. Worth TX
Initial Cost to Company	137,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,147,400
Costs Capitalized Subsequent to Acquisition Improvements	(9,400)
Gross Amount Land	137,000
Gross Amount Buildings & Improvements	1,138,000
Gross Amount Accumulated Depreciation	(330,345)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Wellington Oaks Nursing/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ft. Worth TX
Initial Cost to Company	137,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,147,400
Costs Capitalized Subsequent to Acquisition Improvements	(9,400)
Gross Amount Land	137,000
Gross Amount Buildings & Improvements	1,138,000
Gross Amount Accumulated Depreciation	(330,345)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Seven Oaks Nursing and Rehab
City State	Bonham TX
Initial Cost to Company	63,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,583,389
Gross Amount Land	63,000
Gross Amount Buildings & Improvements	2,583,389
Gross Amount Accumulated Depreciation	(622,170)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Seven Oaks Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bonham TX
Initial Cost to Company	63,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,583,389
Gross Amount Land	63,000
Gross Amount Buildings & Improvements	2,583,389
Gross Amount Accumulated Depreciation	(622,170)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Birchwood Nursing and Rehab
City State	Cooper TX
Initial Cost to Company	96,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,726,580
Costs Capitalized Subsequent to Acquisition Improvements	8,304
Gross Amount Land	96,000
Gross Amount Buildings & Improvements	2,734,884
Gross Amount Accumulated Depreciation	(644,167)
Year of Construction	1966
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Birchwood Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cooper TX
Initial Cost to Company	96,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,726,580
Costs Capitalized Subsequent to Acquisition Improvements	8,304
Gross Amount Land	96,000
Gross Amount Buildings & Improvements	2,734,884
Gross Amount Accumulated Depreciation	(644,167)
Year of Construction	1966
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Smith Nursing and Rehab
City State	Wolfe City TX
Initial Cost to Company	49,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,010,304
Costs Capitalized Subsequent to Acquisition Improvements	(8,304)
Gross Amount Land	49,000
Gross Amount Buildings & Improvements	1,002,000
Gross Amount Accumulated Depreciation	(258,656)
Year of Construction	1946
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Smith Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wolfe City TX
Initial Cost to Company	49,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,010,304
Costs Capitalized Subsequent to Acquisition Improvements	(8,304)
Gross Amount Land	49,000
Gross Amount Buildings & Improvements	1,002,000
Gross Amount Accumulated Depreciation	(258,656)
Year of Construction	1946
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Blanco Villa Nursing and Rehab
City State	San Antonio TX
Initial Cost to Company	341,847
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,931,216
Costs Capitalized Subsequent to Acquisition Improvements	951,592
Gross Amount Land	341,847
Gross Amount Buildings & Improvements	2,882,808
Gross Amount Accumulated Depreciation	(655,011)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Blanco Villa Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	San Antonio TX
Initial Cost to Company	341,847
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,931,216
Costs Capitalized Subsequent to Acquisition Improvements	951,592
Gross Amount Land	341,847
Gross Amount Buildings & Improvements	2,882,808
Gross Amount Accumulated Depreciation	(655,011)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Forest Hill Nursing Center
City State	Ft. Worth TX
Initial Cost to Company	87,904
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,764,129
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,852,033)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Forest Hill Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ft. Worth TX
Initial Cost to Company	87,904
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,764,129
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,852,033)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Garland Nursing and Rehab
City State	Garland TX
Initial Cost to Company	56,509
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,058,409
Costs Capitalized Subsequent to Acquisition Improvements	1,357,939
Gross Amount Land	56,509
Gross Amount Buildings & Improvements	2,416,348
Gross Amount Accumulated Depreciation	(372,041)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Garland Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Garland TX
Initial Cost to Company	56,509
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,058,409
Costs Capitalized Subsequent to Acquisition Improvements	1,357,939
Gross Amount Land	56,509
Gross Amount Buildings & Improvements	2,416,348
Gross Amount Accumulated Depreciation	(372,041)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillcrest Nursing and Rehab
City State	Wylie TX
Initial Cost to Company	209,992
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,683,768
Costs Capitalized Subsequent to Acquisition Improvements	528,248
Gross Amount Land	209,992
Gross Amount Buildings & Improvements	3,212,016
Gross Amount Accumulated Depreciation	(650,831)
Year of Construction	1975
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillcrest Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wylie TX
Initial Cost to Company	209,992
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,683,768
Costs Capitalized Subsequent to Acquisition Improvements	528,248
Gross Amount Land	209,992
Gross Amount Buildings & Improvements	3,212,016
Gross Amount Accumulated Depreciation	(650,831)
Year of Construction	1975
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Mansfield Nursing and Rehab
City State	Mansfield TX
Initial Cost to Company	486,958
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,142,550
Costs Capitalized Subsequent to Acquisition Improvements	(17,723)
Gross Amount Land	486,958
Gross Amount Buildings & Improvements	2,124,827
Gross Amount Accumulated Depreciation	(544,951)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Mansfield Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mansfield TX
Initial Cost to Company	486,958
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,142,550
Costs Capitalized Subsequent to Acquisition Improvements	(17,723)
Gross Amount Land	486,958
Gross Amount Buildings & Improvements	2,124,827
Gross Amount Accumulated Depreciation	(544,951)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Westridge Nursing and Rehab
City State	Lancaster TX
Initial Cost to Company	625,790
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,847,633
Costs Capitalized Subsequent to Acquisition Improvements	(15,270)
Gross Amount Land	625,790
Gross Amount Buildings & Improvements	1,832,363
Gross Amount Accumulated Depreciation	(529,559)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Westridge Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lancaster TX
Initial Cost to Company	625,790
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,847,633
Costs Capitalized Subsequent to Acquisition Improvements	(15,270)
Gross Amount Land	625,790
Gross Amount Buildings & Improvements	1,832,363
Gross Amount Accumulated Depreciation	(529,559)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Clifton Nursing and Rehab
City State	Clifton TX
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,974,643
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	2,974,643
Gross Amount Accumulated Depreciation	(765,834)
Year of Construction	1995
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Clifton Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Clifton TX
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,974,643
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	2,974,643
Gross Amount Accumulated Depreciation	(765,834)
Year of Construction	1995
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Brownwood Nursing and Rehab
City State	Brownwood TX
Initial Cost to Company	140,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,463,711
Costs Capitalized Subsequent to Acquisition Improvements	1,522,390
Gross Amount Land	140,000
Gross Amount Buildings & Improvements	4,986,101
Gross Amount Accumulated Depreciation	(852,249)
Year of Construction	1968
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Brownwood Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Brownwood TX
Initial Cost to Company	140,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,463,711
Costs Capitalized Subsequent to Acquisition Improvements	1,522,390
Gross Amount Land	140,000
Gross Amount Buildings & Improvements	4,986,101
Gross Amount Accumulated Depreciation	(852,249)
Year of Construction	1968
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Irving Nursing and Rehab
City State	Irving TX
Initial Cost to Company	137,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,248,284
Costs Capitalized Subsequent to Acquisition Improvements	(10,284)
Gross Amount Land	137,000
Gross Amount Buildings & Improvements	1,238,000
Gross Amount Accumulated Depreciation	(333,444)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Irving Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Irving TX
Initial Cost to Company	137,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,248,284
Costs Capitalized Subsequent to Acquisition Improvements	(10,284)
Gross Amount Land	137,000
Gross Amount Buildings & Improvements	1,238,000
Gross Amount Accumulated Depreciation	(333,444)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Stanton Nursing and Rehab
City State	Stanton TX
Initial Cost to Company	261,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,017,599
Costs Capitalized Subsequent to Acquisition Improvements	11,707
Gross Amount Land	261,000
Gross Amount Buildings & Improvements	1,029,306
Gross Amount Accumulated Depreciation	(266,393)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Stanton Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Stanton TX
Initial Cost to Company	261,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,017,599
Costs Capitalized Subsequent to Acquisition Improvements	11,707
Gross Amount Land	261,000
Gross Amount Buildings & Improvements	1,029,306
Gross Amount Accumulated Depreciation	(266,393)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge for Payette
City State	Payette ID
Initial Cost to Company	179,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,165,530
Costs Capitalized Subsequent to Acquisition Improvements	(26,331)
Gross Amount Land	179,000
Gross Amount Buildings & Improvements	3,139,199
Gross Amount Accumulated Depreciation	(642,696)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
SunBridge for Payette | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Payette ID
Initial Cost to Company	179,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,165,530
Costs Capitalized Subsequent to Acquisition Improvements	(26,331)
Gross Amount Land	179,000
Gross Amount Buildings & Improvements	3,139,199
Gross Amount Accumulated Depreciation	(642,696)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Magic Valley Manor-Assisted Living
City State	Wendell ID
Initial Cost to Company	177,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	405,331
Costs Capitalized Subsequent to Acquisition Improvements	1,005,334
Gross Amount Land	177,000
Gross Amount Buildings & Improvements	1,410,665
Gross Amount Accumulated Depreciation	(196,339)
Year of Construction	1911
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Magic Valley Manor-Assisted Living | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wendell ID
Initial Cost to Company	177,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	405,331
Costs Capitalized Subsequent to Acquisition Improvements	1,005,334
Gross Amount Land	177,000
Gross Amount Buildings & Improvements	1,410,665
Gross Amount Accumulated Depreciation	(196,339)
Year of Construction	1911
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
McCall Rehab and Living Center
City State	McCall ID
Initial Cost to Company	213,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	675,976
Costs Capitalized Subsequent to Acquisition Improvements	(5,624)
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(883,352)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
McCall Rehab and Living Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	McCall ID
Initial Cost to Company	213,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	675,976
Costs Capitalized Subsequent to Acquisition Improvements	(5,624)
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(883,352)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Menlo Park Health Care
City State	Portland OR
Initial Cost to Company	112,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,205,297
Costs Capitalized Subsequent to Acquisition Improvements	184,777
Gross Amount Land	112,000
Gross Amount Buildings & Improvements	2,390,074
Gross Amount Accumulated Depreciation	(653,452)
Year of Construction	1959
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Menlo Park Health Care | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Portland OR
Initial Cost to Company	112,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,205,297
Costs Capitalized Subsequent to Acquisition Improvements	184,777
Gross Amount Land	112,000
Gross Amount Buildings & Improvements	2,390,074
Gross Amount Accumulated Depreciation	(653,452)
Year of Construction	1959
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Burton Care Center
City State	Burlington WA
Initial Cost to Company	115,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,169,629
Costs Capitalized Subsequent to Acquisition Improvements	85,957
Gross Amount Land	115,000
Gross Amount Buildings & Improvements	1,255,586
Gross Amount Accumulated Depreciation	(271,239)
Year of Construction	1930
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Burton Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Burlington WA
Initial Cost to Company	115,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,169,629
Costs Capitalized Subsequent to Acquisition Improvements	85,957
Gross Amount Land	115,000
Gross Amount Buildings & Improvements	1,255,586
Gross Amount Accumulated Depreciation	(271,239)
Year of Construction	1930
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbia View Care Center
City State	Cathlamet WA
Initial Cost to Company	49,200
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	504,900
Costs Capitalized Subsequent to Acquisition Improvements	0
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(93,098)
Gross Amount Land	38,246
Gross Amount Buildings & Improvements	422,756
Gross Amount Accumulated Depreciation	(135,952)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbia View Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cathlamet WA
Initial Cost to Company	49,200
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	504,900
Costs Capitalized Subsequent to Acquisition Improvements	0
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(93,098)
Gross Amount Land	38,246
Gross Amount Buildings & Improvements	422,756
Gross Amount Accumulated Depreciation	(135,952)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pinehurst Park Terrace
City State	Seattle WA
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	360,236
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(360,236)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pinehurst Park Terrace | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Seattle WA
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	360,236
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(360,236)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Grandview Healthcare Center
City State	Grandview WA
Initial Cost to Company	19,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,155,216
Costs Capitalized Subsequent to Acquisition Improvements	14,917
Gross Amount Land	19,300
Gross Amount Buildings & Improvements	1,170,133
Gross Amount Accumulated Depreciation	(383,322)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Grandview Healthcare Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Grandview WA
Initial Cost to Company	19,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,155,216
Costs Capitalized Subsequent to Acquisition Improvements	14,917
Gross Amount Land	19,300
Gross Amount Buildings & Improvements	1,170,133
Gross Amount Accumulated Depreciation	(383,322)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillcrest Manor
City State	Sunnyside WA
Initial Cost to Company	102,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,638,826
Costs Capitalized Subsequent to Acquisition Improvements	6,856,674
Gross Amount Land	102,000
Gross Amount Buildings & Improvements	8,495,500
Gross Amount Accumulated Depreciation	(649,404)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillcrest Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Sunnyside WA
Initial Cost to Company	102,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,638,826
Costs Capitalized Subsequent to Acquisition Improvements	6,856,674
Gross Amount Land	102,000
Gross Amount Buildings & Improvements	8,495,500
Gross Amount Accumulated Depreciation	(649,404)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Foothills Center
City State	Phoenix AZ
Initial Cost to Company	500,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,537,644
Gross Amount Land	500,000
Gross Amount Buildings & Improvements	4,537,644
Gross Amount Accumulated Depreciation	(1,340,585)
Year of Construction	1997
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Foothills Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Phoenix AZ
Initial Cost to Company	500,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,537,644
Gross Amount Land	500,000
Gross Amount Buildings & Improvements	4,537,644
Gross Amount Accumulated Depreciation	(1,340,585)
Year of Construction	1997
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Hot Springs Center
City State	Hot Springs MT
Initial Cost to Company	103,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,942,861
Costs Capitalized Subsequent to Acquisition Improvements	19,412
Gross Amount Land	103,500
Gross Amount Buildings & Improvements	1,962,273
Gross Amount Accumulated Depreciation	(446,117)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Hot Springs Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Hot Springs MT
Initial Cost to Company	103,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,942,861
Costs Capitalized Subsequent to Acquisition Improvements	19,412
Gross Amount Land	103,500
Gross Amount Buildings & Improvements	1,962,273
Gross Amount Accumulated Depreciation	(446,117)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Polson Center
City State	Polson MT
Initial Cost to Company	121,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,357,612
Costs Capitalized Subsequent to Acquisition Improvements	(19,412)
Gross Amount Land	121,000
Gross Amount Buildings & Improvements	2,338,200
Gross Amount Accumulated Depreciation	(570,439)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Polson Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Polson MT
Initial Cost to Company	121,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,357,612
Costs Capitalized Subsequent to Acquisition Improvements	(19,412)
Gross Amount Land	121,000
Gross Amount Buildings & Improvements	2,338,200
Gross Amount Accumulated Depreciation	(570,439)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Sun City Center
City State	Sun City AZ
Initial Cost to Company	476,231
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,697,720
Costs Capitalized Subsequent to Acquisition Improvements	60,161
Gross Amount Land	476,231
Gross Amount Buildings & Improvements	5,757,881
Gross Amount Accumulated Depreciation	(1,385,966)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Sun City Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Sun City AZ
Initial Cost to Company	476,231
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,697,720
Costs Capitalized Subsequent to Acquisition Improvements	60,161
Gross Amount Land	476,231
Gross Amount Buildings & Improvements	5,757,881
Gross Amount Accumulated Depreciation	(1,385,966)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunset Gardens at Mesa
City State	Mesa AZ
Initial Cost to Company	123,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,640,673
Costs Capitalized Subsequent to Acquisition Improvements	(13,547)
Gross Amount Land	123,000
Gross Amount Buildings & Improvements	1,627,126
Gross Amount Accumulated Depreciation	(375,124)
Year of Construction	1974
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunset Gardens at Mesa | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mesa AZ
Initial Cost to Company	123,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,640,673
Costs Capitalized Subsequent to Acquisition Improvements	(13,547)
Gross Amount Land	123,000
Gross Amount Buildings & Improvements	1,627,126
Gross Amount Accumulated Depreciation	(375,124)
Year of Construction	1974
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Mesa Christian Center
City State	Mesa AZ
Initial Cost to Company	466,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,231,061
Costs Capitalized Subsequent to Acquisition Improvements	(46,614)
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(615,000)
Gross Amount Land	466,000
Gross Amount Buildings & Improvements	5,569,447
Gross Amount Accumulated Depreciation	(1,526,643)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Mesa Christian Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mesa AZ
Initial Cost to Company	466,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,231,061
Costs Capitalized Subsequent to Acquisition Improvements	(46,614)
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(615,000)
Gross Amount Land	466,000
Gross Amount Buildings & Improvements	5,569,447
Gross Amount Accumulated Depreciation	(1,526,643)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Valley Mills Nursing and Rehab
City State	Valley Mills TX
Initial Cost to Company	34,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,091,210
Costs Capitalized Subsequent to Acquisition Improvements	(8,977)
Gross Amount Land	34,000
Gross Amount Buildings & Improvements	1,082,233
Gross Amount Accumulated Depreciation	(270,269)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Valley Mills Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Valley Mills TX
Initial Cost to Company	34,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,091,210
Costs Capitalized Subsequent to Acquisition Improvements	(8,977)
Gross Amount Land	34,000
Gross Amount Buildings & Improvements	1,082,233
Gross Amount Accumulated Depreciation	(270,269)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hometown Care Center
City State	Moody TX
Initial Cost to Company	13,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	328,263
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(341,263)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Hometown Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Moody TX
Initial Cost to Company	13,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	328,263
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(341,263)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Shuksan Healthcare Center
City State	Bellingham WA
Initial Cost to Company	61,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	491,085
Costs Capitalized Subsequent to Acquisition Improvements	1,983,432
Gross Amount Land	61,000
Gross Amount Buildings & Improvements	2,474,517
Gross Amount Accumulated Depreciation	(340,787)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Shuksan Healthcare Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bellingham WA
Initial Cost to Company	61,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	491,085
Costs Capitalized Subsequent to Acquisition Improvements	1,983,432
Gross Amount Land	61,000
Gross Amount Buildings & Improvements	2,474,517
Gross Amount Accumulated Depreciation	(340,787)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Orange Villa Nursing and Rehab
City State	Orange TX
Initial Cost to Company	97,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,948,490
Costs Capitalized Subsequent to Acquisition Improvements	17,468
Gross Amount Land	97,500
Gross Amount Buildings & Improvements	1,965,958
Gross Amount Accumulated Depreciation	(486,690)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Orange Villa Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Orange TX
Initial Cost to Company	97,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,948,490
Costs Capitalized Subsequent to Acquisition Improvements	17,468
Gross Amount Land	97,500
Gross Amount Buildings & Improvements	1,965,958
Gross Amount Accumulated Depreciation	(486,690)
Year of Construction	1973
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pinehurst Nursing and Rehab
City State	Orange TX
Initial Cost to Company	98,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,072,051
Costs Capitalized Subsequent to Acquisition Improvements	22,567
Gross Amount Land	98,500
Gross Amount Buildings & Improvements	2,094,618
Gross Amount Accumulated Depreciation	(535,694)
Year of Construction	1955
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pinehurst Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Orange TX
Initial Cost to Company	98,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,072,051
Costs Capitalized Subsequent to Acquisition Improvements	22,567
Gross Amount Land	98,500
Gross Amount Buildings & Improvements	2,094,618
Gross Amount Accumulated Depreciation	(535,694)
Year of Construction	1955
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Wheeler Nursing and Rehab
City State	Wheeler TX
Initial Cost to Company	17,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,369,290
Gross Amount Land	17,000
Gross Amount Buildings & Improvements	1,369,290
Gross Amount Accumulated Depreciation	(360,544)
Year of Construction	1982
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Wheeler Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wheeler TX
Initial Cost to Company	17,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,369,290
Gross Amount Land	17,000
Gross Amount Buildings & Improvements	1,369,290
Gross Amount Accumulated Depreciation	(360,544)
Year of Construction	1982
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
North Pointe Nursing and Rehab
City State	Watauga TX
Initial Cost to Company	1,061,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,845,890
Gross Amount Land	1,061,000
Gross Amount Buildings & Improvements	3,845,890
Gross Amount Accumulated Depreciation	(881,609)
Year of Construction	1999
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
North Pointe Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Watauga TX
Initial Cost to Company	1,061,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,845,890
Gross Amount Land	1,061,000
Gross Amount Buildings & Improvements	3,845,890
Gross Amount Accumulated Depreciation	(881,609)
Year of Construction	1999
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
ABC Health Center
City State	Harrisonville MO
Initial Cost to Company	143,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,922,391
Costs Capitalized Subsequent to Acquisition Improvements	122,010
Gross Amount Land	143,500
Gross Amount Buildings & Improvements	2,044,401
Gross Amount Accumulated Depreciation	(451,064)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
ABC Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Harrisonville MO
Initial Cost to Company	143,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,922,391
Costs Capitalized Subsequent to Acquisition Improvements	122,010
Gross Amount Land	143,500
Gross Amount Buildings & Improvements	2,044,401
Gross Amount Accumulated Depreciation	(451,064)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Camden Health Center
City State	Harrisonville MO
Initial Cost to Company	189,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,531,961
Costs Capitalized Subsequent to Acquisition Improvements	68,462
Gross Amount Land	189,000
Gross Amount Buildings & Improvements	2,600,423
Gross Amount Accumulated Depreciation	(559,855)
Year of Construction	1977
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Camden Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Harrisonville MO
Initial Cost to Company	189,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,531,961
Costs Capitalized Subsequent to Acquisition Improvements	68,462
Gross Amount Land	189,000
Gross Amount Buildings & Improvements	2,600,423
Gross Amount Accumulated Depreciation	(559,855)
Year of Construction	1977
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Cedar Valley Health Center
City State	Rayton MO
Initial Cost to Company	252,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,375,981
Costs Capitalized Subsequent to Acquisition Improvements	58,200
Gross Amount Land	252,000
Gross Amount Buildings & Improvements	3,434,181
Gross Amount Accumulated Depreciation	(819,610)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Cedar Valley Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rayton MO
Initial Cost to Company	252,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,375,981
Costs Capitalized Subsequent to Acquisition Improvements	58,200
Gross Amount Land	252,000
Gross Amount Buildings & Improvements	3,434,181
Gross Amount Accumulated Depreciation	(819,610)
Year of Construction	1978
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Monett Healthcare Center
City State	Monett MO
Initial Cost to Company	259,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,469,761
Costs Capitalized Subsequent to Acquisition Improvements	(26,381)
Gross Amount Land	259,000
Gross Amount Buildings & Improvements	3,443,380
Gross Amount Accumulated Depreciation	(795,952)
Year of Construction	1976
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Monett Healthcare Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Monett MO
Initial Cost to Company	259,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,469,761
Costs Capitalized Subsequent to Acquisition Improvements	(26,381)
Gross Amount Land	259,000
Gross Amount Buildings & Improvements	3,443,380
Gross Amount Accumulated Depreciation	(795,952)
Year of Construction	1976
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
White Ridge Health Center
City State	Lee's Summit MO
Initial Cost to Company	292,250
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,914,964
Costs Capitalized Subsequent to Acquisition Improvements	32,514
Gross Amount Land	292,250
Gross Amount Buildings & Improvements	3,947,478
Gross Amount Accumulated Depreciation	(886,786)
Year of Construction	1986
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
White Ridge Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lee's Summit MO
Initial Cost to Company	292,250
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,914,964
Costs Capitalized Subsequent to Acquisition Improvements	32,514
Gross Amount Land	292,250
Gross Amount Buildings & Improvements	3,947,478
Gross Amount Accumulated Depreciation	(886,786)
Year of Construction	1986
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
The Orchards Rehab/Care Center
City State	Lewiston ID
Initial Cost to Company	201,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,319,316
Costs Capitalized Subsequent to Acquisition Improvements	505,634
Gross Amount Land	201,000
Gross Amount Buildings & Improvements	4,824,950
Gross Amount Accumulated Depreciation	(1,173,299)
Year of Construction	1958
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
The Orchards Rehab/Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lewiston ID
Initial Cost to Company	201,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,319,316
Costs Capitalized Subsequent to Acquisition Improvements	505,634
Gross Amount Land	201,000
Gross Amount Buildings & Improvements	4,824,950
Gross Amount Accumulated Depreciation	(1,173,299)
Year of Construction	1958
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen The Dalles Center
City State	The Dalles OR
Initial Cost to Company	200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,831,789
Costs Capitalized Subsequent to Acquisition Improvements	91,952
Gross Amount Land	200,000
Gross Amount Buildings & Improvements	3,923,741
Gross Amount Accumulated Depreciation	(841,322)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen The Dalles Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	The Dalles OR
Initial Cost to Company	200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,831,789
Costs Capitalized Subsequent to Acquisition Improvements	91,952
Gross Amount Land	200,000
Gross Amount Buildings & Improvements	3,923,741
Gross Amount Accumulated Depreciation	(841,322)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Vista Health Center
City State	LaGrande OR
Initial Cost to Company	281,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,783,790
Costs Capitalized Subsequent to Acquisition Improvements	248,354
Gross Amount Land	281,000
Gross Amount Buildings & Improvements	5,032,144
Gross Amount Accumulated Depreciation	(1,029,198)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Vista Health Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	LaGrande OR
Initial Cost to Company	281,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,783,790
Costs Capitalized Subsequent to Acquisition Improvements	248,354
Gross Amount Land	281,000
Gross Amount Buildings & Improvements	5,032,144
Gross Amount Accumulated Depreciation	(1,029,198)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Whitman Health and Rehab Center
City State	Colfax WA
Initial Cost to Company	231,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,271,162
Costs Capitalized Subsequent to Acquisition Improvements	38,289
Gross Amount Land	231,000
Gross Amount Buildings & Improvements	6,309,451
Gross Amount Accumulated Depreciation	(1,287,203)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Whitman Health and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Colfax WA
Initial Cost to Company	231,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,271,162
Costs Capitalized Subsequent to Acquisition Improvements	38,289
Gross Amount Land	231,000
Gross Amount Buildings & Improvements	6,309,451
Gross Amount Accumulated Depreciation	(1,287,203)
Year of Construction	1985
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Whitman Health and Rehab Center
City State	Youngtown AZ
Initial Cost to Company	101,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,939,835
Costs Capitalized Subsequent to Acquisition Improvements	169,696
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,634,700)
Gross Amount Land	4,550
Gross Amount Buildings & Improvements	571,581
Gross Amount Accumulated Depreciation	(479,533)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Whitman Health and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Youngtown AZ
Initial Cost to Company	101,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,939,835
Costs Capitalized Subsequent to Acquisition Improvements	169,696
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,634,700)
Gross Amount Land	4,550
Gross Amount Buildings & Improvements	571,581
Gross Amount Accumulated Depreciation	(479,533)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Gilmer Care Center
City State	Gilmer TX
Initial Cost to Company	257,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,992,894
Costs Capitalized Subsequent to Acquisition Improvements	362,306
Gross Amount Land	257,000
Gross Amount Buildings & Improvements	3,355,200
Gross Amount Accumulated Depreciation	(725,838)
Year of Construction	1967
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Gilmer Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gilmer TX
Initial Cost to Company	257,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,992,894
Costs Capitalized Subsequent to Acquisition Improvements	362,306
Gross Amount Land	257,000
Gross Amount Buildings & Improvements	3,355,200
Gross Amount Accumulated Depreciation	(725,838)
Year of Construction	1967
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbus Nursing and Rehab Center
City State	Columbus WI
Initial Cost to Company	352,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,476,920
Costs Capitalized Subsequent to Acquisition Improvements	301,848
Gross Amount Land	352,000
Gross Amount Buildings & Improvements	3,778,768
Gross Amount Accumulated Depreciation	(761,893)
Year of Construction	1950
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbus Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Columbus WI
Initial Cost to Company	352,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,476,920
Costs Capitalized Subsequent to Acquisition Improvements	301,848
Gross Amount Land	352,000
Gross Amount Buildings & Improvements	3,778,768
Gross Amount Accumulated Depreciation	(761,893)
Year of Construction	1950
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
San Juan Rehab and Care Center
City State	Anacortes WA
Initial Cost to Company	625,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,184,855
Costs Capitalized Subsequent to Acquisition Improvements	2,041,630
Gross Amount Land	625,000
Gross Amount Buildings & Improvements	3,226,485
Gross Amount Accumulated Depreciation	(713,654)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
San Juan Rehab and Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Anacortes WA
Initial Cost to Company	625,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,184,855
Costs Capitalized Subsequent to Acquisition Improvements	2,041,630
Gross Amount Land	625,000
Gross Amount Buildings & Improvements	3,226,485
Gross Amount Accumulated Depreciation	(713,654)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Faribault
City State	Faribault MN
Initial Cost to Company	70,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,484,598
Costs Capitalized Subsequent to Acquisition Improvements	102,124
Gross Amount Land	70,000
Gross Amount Buildings & Improvements	1,586,722
Gross Amount Accumulated Depreciation	(411,328)
Year of Construction	1958
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Faribault | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Faribault MN
Initial Cost to Company	70,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,484,598
Costs Capitalized Subsequent to Acquisition Improvements	102,124
Gross Amount Land	70,000
Gross Amount Buildings & Improvements	1,586,722
Gross Amount Accumulated Depreciation	(411,328)
Year of Construction	1958
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Owatonna
City State	Owatonna MN
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,321,296
Costs Capitalized Subsequent to Acquisition Improvements	(19,308)
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	2,301,988
Gross Amount Accumulated Depreciation	(544,998)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Owatonna | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Owatonna MN
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,321,296
Costs Capitalized Subsequent to Acquisition Improvements	(19,308)
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	2,301,988
Gross Amount Accumulated Depreciation	(544,998)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Willmar
City State	Wilmar MN
Initial Cost to Company	70,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,341,155
Costs Capitalized Subsequent to Acquisition Improvements	19,645
Gross Amount Land	70,000
Gross Amount Buildings & Improvements	1,360,800
Gross Amount Accumulated Depreciation	(327,063)
Year of Construction	1998
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Willmar | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wilmar MN
Initial Cost to Company	70,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,341,155
Costs Capitalized Subsequent to Acquisition Improvements	19,645
Gross Amount Land	70,000
Gross Amount Buildings & Improvements	1,360,800
Gross Amount Accumulated Depreciation	(327,063)
Year of Construction	1998
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Florence Heights
City State	Omaha NE
Initial Cost to Company	413,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,516,247
Costs Capitalized Subsequent to Acquisition Improvements	4,352
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(742,383)
Gross Amount Land	310,538
Gross Amount Buildings & Improvements	2,880,678
Gross Amount Accumulated Depreciation	(941,217)
Year of Construction	1999
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Florence Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Omaha NE
Initial Cost to Company	413,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,516,247
Costs Capitalized Subsequent to Acquisition Improvements	4,352
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(742,383)
Gross Amount Land	310,538
Gross Amount Buildings & Improvements	2,880,678
Gross Amount Accumulated Depreciation	(941,217)
Year of Construction	1999
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Ogden
City State	Ogden UT
Initial Cost to Company	233,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,478,450
Costs Capitalized Subsequent to Acquisition Improvements	600,246
Gross Amount Land	233,800
Gross Amount Buildings & Improvements	5,078,696
Gross Amount Accumulated Depreciation	(1,018,039)
Year of Construction	1977
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Infinia at Ogden | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ogden UT
Initial Cost to Company	233,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,478,450
Costs Capitalized Subsequent to Acquisition Improvements	600,246
Gross Amount Land	233,800
Gross Amount Buildings & Improvements	5,078,696
Gross Amount Accumulated Depreciation	(1,018,039)
Year of Construction	1977
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Prescott Manor Nursing Center
City State	Prescott AR
Initial Cost to Company	43,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,461,860
Costs Capitalized Subsequent to Acquisition Improvements	209,056
Gross Amount Land	43,500
Gross Amount Buildings & Improvements	1,670,916
Gross Amount Accumulated Depreciation	(479,048)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Prescott Manor Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Prescott AR
Initial Cost to Company	43,500
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,461,860
Costs Capitalized Subsequent to Acquisition Improvements	209,056
Gross Amount Land	43,500
Gross Amount Buildings & Improvements	1,670,916
Gross Amount Accumulated Depreciation	(479,048)
Year of Construction	1965
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Star City Nursing Center
City State	Star City AR
Initial Cost to Company	28,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,068,891
Costs Capitalized Subsequent to Acquisition Improvements	80,125
Gross Amount Land	28,000
Gross Amount Buildings & Improvements	1,149,016
Gross Amount Accumulated Depreciation	(265,375)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Star City Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Star City AR
Initial Cost to Company	28,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,068,891
Costs Capitalized Subsequent to Acquisition Improvements	80,125
Gross Amount Land	28,000
Gross Amount Buildings & Improvements	1,149,016
Gross Amount Accumulated Depreciation	(265,375)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Westview Manor of Peabody
City State	Peabody KS
Initial Cost to Company	22,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	502,177
Costs Capitalized Subsequent to Acquisition Improvements	137,682
Gross Amount Land	22,000
Gross Amount Buildings & Improvements	639,859
Gross Amount Accumulated Depreciation	(119,708)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Westview Manor of Peabody | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Peabody KS
Initial Cost to Company	22,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	502,177
Costs Capitalized Subsequent to Acquisition Improvements	137,682
Gross Amount Land	22,000
Gross Amount Buildings & Improvements	639,859
Gross Amount Accumulated Depreciation	(119,708)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Orchard Grove Extended Care Center
City State	Benton Harbor MI
Initial Cost to Company	166,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,185,496
Costs Capitalized Subsequent to Acquisition Improvements	439,904
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(491,113)
Gross Amount Land	138,744
Gross Amount Buildings & Improvements	3,161,543
Gross Amount Accumulated Depreciation	(778,747)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Orchard Grove Extended Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Benton Harbor MI
Initial Cost to Company	166,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,185,496
Costs Capitalized Subsequent to Acquisition Improvements	439,904
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(491,113)
Gross Amount Land	138,744
Gross Amount Buildings & Improvements	3,161,543
Gross Amount Accumulated Depreciation	(778,747)
Year of Construction	1971
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Marysville Care Center
City State	Marysville CA
Initial Cost to Company	281,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,319,608
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,600,608)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Marysville Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Marysville CA
Initial Cost to Company	281,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,319,608
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,600,608)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Yuba City Care Center
City State	Yuba City CA
Initial Cost to Company	177,385
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,129,584
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(2,306,969)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Yuba City Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Yuba City CA
Initial Cost to Company	177,385
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,129,584
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(2,306,969)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Lexington Care Center
City State	Lexington MO
Initial Cost to Company	151,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,943,170
Costs Capitalized Subsequent to Acquisition Improvements	325,142
Gross Amount Land	151,000
Gross Amount Buildings & Improvements	3,268,312
Gross Amount Accumulated Depreciation	(772,950)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Lexington Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lexington MO
Initial Cost to Company	151,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,943,170
Costs Capitalized Subsequent to Acquisition Improvements	325,142
Gross Amount Land	151,000
Gross Amount Buildings & Improvements	3,268,312
Gross Amount Accumulated Depreciation	(772,950)
Year of Construction	1970
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Twin Falls Care Center
City State	Twin Falls ID
Initial Cost to Company	448,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,144,793
Gross Amount Land	448,000
Gross Amount Buildings & Improvements	5,144,793
Gross Amount Accumulated Depreciation	(1,162,858)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Twin Falls Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Twin Falls ID
Initial Cost to Company	448,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,144,793
Gross Amount Land	448,000
Gross Amount Buildings & Improvements	5,144,793
Gross Amount Accumulated Depreciation	(1,162,858)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Gordon Lane Care Center
City State	Fullerton CA
Initial Cost to Company	2,982,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,648,346
Gross Amount Land	2,982,000
Gross Amount Buildings & Improvements	3,648,346
Gross Amount Accumulated Depreciation	(810,876)
Year of Construction	1966
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Gordon Lane Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fullerton CA
Initial Cost to Company	2,982,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,648,346
Gross Amount Land	2,982,000
Gross Amount Buildings & Improvements	3,648,346
Gross Amount Accumulated Depreciation	(810,876)
Year of Construction	1966
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sierra View Care Center
City State	Baldwin Park CA
Initial Cost to Company	868,400
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,748,141
Costs Capitalized Subsequent to Acquisition Improvements	6,377
Gross Amount Land	868,400
Gross Amount Buildings & Improvements	1,754,518
Gross Amount Accumulated Depreciation	(449,472)
Year of Construction	1938
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Sierra View Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Baldwin Park CA
Initial Cost to Company	868,400
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,748,141
Costs Capitalized Subsequent to Acquisition Improvements	6,377
Gross Amount Land	868,400
Gross Amount Buildings & Improvements	1,754,518
Gross Amount Accumulated Depreciation	(449,472)
Year of Construction	1938
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Villa Maria Care Center
City State	Long Beach CA
Initial Cost to Company	139,600
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	766,778
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(906,378)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Villa Maria Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Long Beach CA
Initial Cost to Company	139,600
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	766,778
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(906,378)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
High Street Care Center
City State	Oakland CA
Initial Cost to Company	246,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	684,695
Costs Capitalized Subsequent to Acquisition Improvements	11,776
Gross Amount Land	246,000
Gross Amount Buildings & Improvements	696,471
Gross Amount Accumulated Depreciation	(162,108)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
High Street Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oakland CA
Initial Cost to Company	246,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	684,695
Costs Capitalized Subsequent to Acquisition Improvements	11,776
Gross Amount Land	246,000
Gross Amount Buildings & Improvements	696,471
Gross Amount Accumulated Depreciation	(162,108)
Year of Construction	1961
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
MacArthur Care Center
City State	Oakland CA
Initial Cost to Company	246,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,415,776
Costs Capitalized Subsequent to Acquisition Improvements	(11,776)
Gross Amount Land	246,000
Gross Amount Buildings & Improvements	1,404,000
Gross Amount Accumulated Depreciation	(441,460)
Year of Construction	1960
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
MacArthur Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oakland CA
Initial Cost to Company	246,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,415,776
Costs Capitalized Subsequent to Acquisition Improvements	(11,776)
Gross Amount Land	246,000
Gross Amount Buildings & Improvements	1,404,000
Gross Amount Accumulated Depreciation	(441,460)
Year of Construction	1960
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pomona Vista Alzheimer's Center
City State	Ponoma CA
Initial Cost to Company	403,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	954,853
Gross Amount Land	403,000
Gross Amount Buildings & Improvements	954,853
Gross Amount Accumulated Depreciation	(247,312)
Year of Construction	1959
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Pomona Vista Alzheimer's Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ponoma CA
Initial Cost to Company	403,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	954,853
Gross Amount Land	403,000
Gross Amount Buildings & Improvements	954,853
Gross Amount Accumulated Depreciation	(247,312)
Year of Construction	1959
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Rose Convalescent Hospital
City State	Baldwin Park CA
Initial Cost to Company	1,308,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	486,043
Gross Amount Land	1,308,000
Gross Amount Buildings & Improvements	486,043
Gross Amount Accumulated Depreciation	(146,130)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Rose Convalescent Hospital | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Baldwin Park CA
Initial Cost to Company	1,308,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	486,043
Gross Amount Land	1,308,000
Gross Amount Buildings & Improvements	486,043
Gross Amount Accumulated Depreciation	(146,130)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Country Oaks Nursing Center
City State	Ponoma CA
Initial Cost to Company	1,393,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,426,180
Gross Amount Land	1,393,000
Gross Amount Buildings & Improvements	2,426,180
Gross Amount Accumulated Depreciation	(555,496)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Country Oaks Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ponoma CA
Initial Cost to Company	1,393,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,426,180
Gross Amount Land	1,393,000
Gross Amount Buildings & Improvements	2,426,180
Gross Amount Accumulated Depreciation	(555,496)
Year of Construction	1964
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Nursing/Rehab Center
City State	Effingham IL
Initial Cost to Company	317,388
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,461,794
Gross Amount Land	317,388
Gross Amount Buildings & Improvements	3,461,794
Gross Amount Accumulated Depreciation	(807,416)
Year of Construction	1974
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Nursing/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Effingham IL
Initial Cost to Company	317,388
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,461,794
Gross Amount Land	317,388
Gross Amount Buildings & Improvements	3,461,794
Gross Amount Accumulated Depreciation	(807,416)
Year of Construction	1974
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at Hutchinson
City State	Hutchinson KS
Initial Cost to Company	180,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,546,991
Gross Amount Land	180,000
Gross Amount Buildings & Improvements	2,546,991
Gross Amount Accumulated Depreciation	(619,799)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at Hutchinson | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Hutchinson KS
Initial Cost to Company	180,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,546,991
Gross Amount Land	180,000
Gross Amount Buildings & Improvements	2,546,991
Gross Amount Accumulated Depreciation	(619,799)
Year of Construction	1963
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Northridge Healthcare/Rehab
City State	Little Rock AR
Initial Cost to Company	465,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,011,597
Costs Capitalized Subsequent to Acquisition Improvements	55,321
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,531,918)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Northridge Healthcare/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	465,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,011,597
Costs Capitalized Subsequent to Acquisition Improvements	55,321
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,531,918)
Year of Construction	1969
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Doctors Nursing and Rehab Center
City State	Salem IL
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,663,792
Costs Capitalized Subsequent to Acquisition Improvements	900,000
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	5,563,792
Gross Amount Accumulated Depreciation	(1,129,755)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Doctors Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Salem IL
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,663,792
Costs Capitalized Subsequent to Acquisition Improvements	900,000
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	5,563,792
Gross Amount Accumulated Depreciation	(1,129,755)
Year of Construction	1972
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Woodland Hills Health/Rehab
City State	Little Rock AR
Initial Cost to Company	270,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,006,007
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(4,276,007)
Year of Construction	1979
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Woodland Hills Health/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	270,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,006,007
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(4,276,007)
Year of Construction	1979
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
North Richland Hills
City State	North Richland Hills TX
Initial Cost to Company	980,458
Costs Capitalized Subsequent to Acquisition Improvements	5,067,466
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(6,047,924)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
North Richland Hills | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	North Richland Hills TX
Initial Cost to Company	980,458
Costs Capitalized Subsequent to Acquisition Improvements	5,067,466
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(6,047,924)
Date Acquired	2005
Life on Which Depreciation in Statement of Operations Computed	40 years
Chenal Heights
City State	Little Rock AR
Initial Cost to Company	1,411,446
Costs Capitalized Subsequent to Acquisition Improvements	7,330,169
Gross Amount Land	1,411,446
Gross Amount Buildings & Improvements	7,330,169
Gross Amount Accumulated Depreciation	(1,348,438)
Year of Construction	2008
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Chenal Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	1,411,446
Costs Capitalized Subsequent to Acquisition Improvements	7,330,169
Gross Amount Land	1,411,446
Gross Amount Buildings & Improvements	7,330,169
Gross Amount Accumulated Depreciation	(1,348,438)
Year of Construction	2008
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Willis Nursing and Rehab
City State	Willis TX
Initial Cost to Company	212,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,407,367
Gross Amount Land	212,000
Gross Amount Buildings & Improvements	2,407,367
Gross Amount Accumulated Depreciation	(456,924)
Year of Construction	1975
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Willis Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Willis TX
Initial Cost to Company	212,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,407,367
Gross Amount Land	212,000
Gross Amount Buildings & Improvements	2,407,367
Gross Amount Accumulated Depreciation	(456,924)
Year of Construction	1975
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Blanchette Place Care Center
City State	St. Charles MO
Initial Cost to Company	1,300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,777,312
Costs Capitalized Subsequent to Acquisition Improvements	3,586
Gross Amount Land	1,300,000
Gross Amount Buildings & Improvements	10,780,898
Gross Amount Accumulated Depreciation	(1,856,609)
Year of Construction	1994
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Blanchette Place Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	St. Charles MO
Initial Cost to Company	1,300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,777,312
Costs Capitalized Subsequent to Acquisition Improvements	3,586
Gross Amount Land	1,300,000
Gross Amount Buildings & Improvements	10,780,898
Gross Amount Accumulated Depreciation	(1,856,609)
Year of Construction	1994
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Cathedral Gardens Care Center
City State	St. Louis MO
Initial Cost to Company	1,600,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,524,876
Costs Capitalized Subsequent to Acquisition Improvements	51,229
Gross Amount Land	1,600,000
Gross Amount Buildings & Improvements	9,576,105
Gross Amount Accumulated Depreciation	(1,698,129)
Year of Construction	1979
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Cathedral Gardens Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	St. Louis MO
Initial Cost to Company	1,600,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,524,876
Costs Capitalized Subsequent to Acquisition Improvements	51,229
Gross Amount Land	1,600,000
Gross Amount Buildings & Improvements	9,576,105
Gross Amount Accumulated Depreciation	(1,698,129)
Year of Construction	1979
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Park Skilled Care
City State	Rolla MO
Initial Cost to Company	1,200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,840,918
Costs Capitalized Subsequent to Acquisition Improvements	775,182
Gross Amount Land	1,200,000
Gross Amount Buildings & Improvements	8,616,100
Gross Amount Accumulated Depreciation	(1,330,566)
Year of Construction	1993
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Park Skilled Care | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rolla MO
Initial Cost to Company	1,200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,840,918
Costs Capitalized Subsequent to Acquisition Improvements	775,182
Gross Amount Land	1,200,000
Gross Amount Buildings & Improvements	8,616,100
Gross Amount Accumulated Depreciation	(1,330,566)
Year of Construction	1993
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Oak Forest Skilled Care
City State	Ballwin MO
Initial Cost to Company	550,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,995,129
Costs Capitalized Subsequent to Acquisition Improvements	42,870
Gross Amount Land	550,000
Gross Amount Buildings & Improvements	4,037,999
Gross Amount Accumulated Depreciation	(718,435)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Oak Forest Skilled Care | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ballwin MO
Initial Cost to Company	550,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,995,129
Costs Capitalized Subsequent to Acquisition Improvements	42,870
Gross Amount Land	550,000
Gross Amount Buildings & Improvements	4,037,999
Gross Amount Accumulated Depreciation	(718,435)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Richland Care and Rehab
City State	Olney IL
Initial Cost to Company	350,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,484,264
Gross Amount Land	350,000
Gross Amount Buildings & Improvements	2,484,264
Gross Amount Accumulated Depreciation	(497,646)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Richland Care and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Olney IL
Initial Cost to Company	350,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,484,264
Gross Amount Land	350,000
Gross Amount Buildings & Improvements	2,484,264
Gross Amount Accumulated Depreciation	(497,646)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Bonham Nursing and Rehab
City State	Bonham TX
Initial Cost to Company	76,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,129,849
Gross Amount Land	76,000
Gross Amount Buildings & Improvements	1,129,849
Gross Amount Accumulated Depreciation	(202,688)
Year of Construction	1969
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Bonham Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bonham TX
Initial Cost to Company	76,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,129,849
Gross Amount Land	76,000
Gross Amount Buildings & Improvements	1,129,849
Gross Amount Accumulated Depreciation	(202,688)
Year of Construction	1969
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbus Nursing and Rehab
City State	Columbus TX
Initial Cost to Company	150,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,808,552
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,958,552)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Columbus Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Columbus TX
Initial Cost to Company	150,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,808,552
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,958,552)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Denison Nursing and Rehab
City State	Denison TX
Initial Cost to Company	178,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,945,000
Gross Amount Land	178,000
Gross Amount Buildings & Improvements	1,945,000
Gross Amount Accumulated Depreciation	(350,737)
Year of Construction	1958
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Denison Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Denison TX
Initial Cost to Company	178,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,945,000
Gross Amount Land	178,000
Gross Amount Buildings & Improvements	1,945,000
Gross Amount Accumulated Depreciation	(350,737)
Year of Construction	1958
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Falfurrias Nursing and Rehab
City State	Falfurias TX
Initial Cost to Company	92,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,065,000
Gross Amount Land	92,000
Gross Amount Buildings & Improvements	1,065,000
Gross Amount Accumulated Depreciation	(209,239)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Falfurrias Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Falfurias TX
Initial Cost to Company	92,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,065,000
Gross Amount Land	92,000
Gross Amount Buildings & Improvements	1,065,000
Gross Amount Accumulated Depreciation	(209,239)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Houston Nursing and Rehab
City State	Houston TX
Initial Cost to Company	228,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,451,893
Costs Capitalized Subsequent to Acquisition Improvements	39,464
Gross Amount Land	228,000
Gross Amount Buildings & Improvements	2,491,357
Gross Amount Accumulated Depreciation	(441,065)
Year of Construction	1976
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Houston Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Houston TX
Initial Cost to Company	228,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,451,893
Costs Capitalized Subsequent to Acquisition Improvements	39,464
Gross Amount Land	228,000
Gross Amount Buildings & Improvements	2,491,357
Gross Amount Accumulated Depreciation	(441,065)
Year of Construction	1976
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Kleburg County Nursing/Rehab
City State	Kingsville TX
Initial Cost to Company	315,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,688,676
Costs Capitalized Subsequent to Acquisition Improvements	594,778
Gross Amount Land	315,000
Gross Amount Buildings & Improvements	4,283,454
Gross Amount Accumulated Depreciation	(664,566)
Year of Construction	1947
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Kleburg County Nursing/Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Kingsville TX
Initial Cost to Company	315,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,688,676
Costs Capitalized Subsequent to Acquisition Improvements	594,778
Gross Amount Land	315,000
Gross Amount Buildings & Improvements	4,283,454
Gross Amount Accumulated Depreciation	(664,566)
Year of Construction	1947
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Terry Haven Nursing and Rehab
City State	Mount Vernon TX
Initial Cost to Company	180,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,970,861
Gross Amount Land	180,000
Gross Amount Buildings & Improvements	1,970,861
Gross Amount Accumulated Depreciation	(386,090)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Terry Haven Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mount Vernon TX
Initial Cost to Company	180,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,970,861
Gross Amount Land	180,000
Gross Amount Buildings & Improvements	1,970,861
Gross Amount Accumulated Depreciation	(386,090)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at Mansfield
City State	Mansfield OH
Initial Cost to Company	146,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,689,968
Costs Capitalized Subsequent to Acquisition Improvements	15,748
Gross Amount Land	146,000
Gross Amount Buildings & Improvements	2,705,716
Gross Amount Accumulated Depreciation	(450,288)
Year of Construction	1980
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at Mansfield | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mansfield OH
Initial Cost to Company	146,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,689,968
Costs Capitalized Subsequent to Acquisition Improvements	15,748
Gross Amount Land	146,000
Gross Amount Buildings & Improvements	2,705,716
Gross Amount Accumulated Depreciation	(450,288)
Year of Construction	1980
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Clarkston Care Center
City State	Clarkston WA
Initial Cost to Company	161,633
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,038,367
Costs Capitalized Subsequent to Acquisition Improvements	5,514,068
Gross Amount Land	161,633
Gross Amount Buildings & Improvements	12,552,435
Gross Amount Accumulated Depreciation	(1,629,385)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Clarkston Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Clarkston WA
Initial Cost to Company	161,633
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,038,367
Costs Capitalized Subsequent to Acquisition Improvements	5,514,068
Gross Amount Land	161,633
Gross Amount Buildings & Improvements	12,552,435
Gross Amount Accumulated Depreciation	(1,629,385)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Highland Terrace Nursing Center
City State	Camas WA
Initial Cost to Company	592,776
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,921,159
Costs Capitalized Subsequent to Acquisition Improvements	6,257,608
Gross Amount Land	592,776
Gross Amount Buildings & Improvements	10,178,767
Gross Amount Accumulated Depreciation	(1,202,776)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Highland Terrace Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Camas WA
Initial Cost to Company	592,776
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,921,159
Costs Capitalized Subsequent to Acquisition Improvements	6,257,608
Gross Amount Land	592,776
Gross Amount Buildings & Improvements	10,178,767
Gross Amount Accumulated Depreciation	(1,202,776)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Richland Rehabilitation Center
City State	Richland WA
Initial Cost to Company	693,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,307,000
Costs Capitalized Subsequent to Acquisition Improvements	145,819
Gross Amount Land	693,000
Gross Amount Buildings & Improvements	9,452,819
Gross Amount Accumulated Depreciation	(1,562,767)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Richland Rehabilitation Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Richland WA
Initial Cost to Company	693,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,307,000
Costs Capitalized Subsequent to Acquisition Improvements	145,819
Gross Amount Land	693,000
Gross Amount Buildings & Improvements	9,452,819
Gross Amount Accumulated Depreciation	(1,562,767)
Year of Construction	2004
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Milton-Freewater Center
City State	Milton Freewater OR
Initial Cost to Company	700,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,403,570
Gross Amount Land	700,000
Gross Amount Buildings & Improvements	5,403,570
Gross Amount Accumulated Depreciation	(971,800)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Milton-Freewater Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Milton Freewater OR
Initial Cost to Company	700,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,403,570
Gross Amount Land	700,000
Gross Amount Buildings & Improvements	5,403,570
Gross Amount Accumulated Depreciation	(971,800)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Douglas Rehab and Care Center
City State	Matoon IL
Initial Cost to Company	250,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,390,779
Costs Capitalized Subsequent to Acquisition Improvements	1,248,778
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(13,246)
Gross Amount Land	250,000
Gross Amount Buildings & Improvements	3,626,311
Gross Amount Accumulated Depreciation	(456,150)
Year of Construction	1963
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Douglas Rehab and Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Matoon IL
Initial Cost to Company	250,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,390,779
Costs Capitalized Subsequent to Acquisition Improvements	1,248,778
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(13,246)
Gross Amount Land	250,000
Gross Amount Buildings & Improvements	3,626,311
Gross Amount Accumulated Depreciation	(456,150)
Year of Construction	1963
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillside Living Center
City State	Yorkville IL
Initial Cost to Company	560,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,073,603
Costs Capitalized Subsequent to Acquisition Improvements	1
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,168)
Gross Amount Land	560,000
Gross Amount Buildings & Improvements	3,070,436
Gross Amount Accumulated Depreciation	(597,477)
Year of Construction	1963
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Hillside Living Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Yorkville IL
Initial Cost to Company	560,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,073,603
Costs Capitalized Subsequent to Acquisition Improvements	1
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,168)
Gross Amount Land	560,000
Gross Amount Buildings & Improvements	3,070,436
Gross Amount Accumulated Depreciation	(597,477)
Year of Construction	1963
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Arbor View Nursing / Rehab Center
City State	Zion IL
Initial Cost to Company	147,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,235,290
Costs Capitalized Subsequent to Acquisition Improvements	130,209
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(5,512,500)
Gross Amount Buildings & Improvements	(1)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Arbor View Nursing / Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Zion IL
Initial Cost to Company	147,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,235,290
Costs Capitalized Subsequent to Acquisition Improvements	130,209
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(5,512,500)
Gross Amount Buildings & Improvements	(1)
Year of Construction	1970
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Ashford Hall
City State	Irving TX
Initial Cost to Company	1,746,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	11,418,567
Costs Capitalized Subsequent to Acquisition Improvements	113,706
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(142,702)
Gross Amount Land	1,746,000
Gross Amount Buildings & Improvements	11,389,571
Gross Amount Accumulated Depreciation	(1,963,546)
Year of Construction	1964
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Ashford Hall | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Irving TX
Initial Cost to Company	1,746,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	11,418,567
Costs Capitalized Subsequent to Acquisition Improvements	113,706
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(142,702)
Gross Amount Land	1,746,000
Gross Amount Buildings & Improvements	11,389,571
Gross Amount Accumulated Depreciation	(1,963,546)
Year of Construction	1964
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Belmont Nursing and Rehab Center
City State	Madison WI
Initial Cost to Company	480,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,861,061
Costs Capitalized Subsequent to Acquisition Improvements	6,207
Gross Amount Land	480,000
Gross Amount Buildings & Improvements	1,867,268
Gross Amount Accumulated Depreciation	(396,012)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Belmont Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Madison WI
Initial Cost to Company	480,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,861,061
Costs Capitalized Subsequent to Acquisition Improvements	6,207
Gross Amount Land	480,000
Gross Amount Buildings & Improvements	1,867,268
Gross Amount Accumulated Depreciation	(396,012)
Year of Construction	1974
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Blue Ash Nursing and Rehab Center
City State	Cincinnati OH
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,278,450
Costs Capitalized Subsequent to Acquisition Improvements	447,530
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(90,000)
Gross Amount Land	123,200
Gross Amount Buildings & Improvements	6,637,780
Gross Amount Accumulated Depreciation	(1,353,591)
Year of Construction	1969
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Blue Ash Nursing and Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cincinnati OH
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,278,450
Costs Capitalized Subsequent to Acquisition Improvements	447,530
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(90,000)
Gross Amount Land	123,200
Gross Amount Buildings & Improvements	6,637,780
Gross Amount Accumulated Depreciation	(1,353,591)
Year of Construction	1969
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
West Chester Nursing/Rehab Center
City State	West Chester OH
Initial Cost to Company	375,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,663,460
Costs Capitalized Subsequent to Acquisition Improvements	368,689
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,554,657)
Gross Amount Land	94,855
Gross Amount Buildings & Improvements	2,757,637
Gross Amount Accumulated Depreciation	(1,107,494)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
West Chester Nursing/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	West Chester OH
Initial Cost to Company	375,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,663,460
Costs Capitalized Subsequent to Acquisition Improvements	368,689
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(3,554,657)
Gross Amount Land	94,855
Gross Amount Buildings & Improvements	2,757,637
Gross Amount Accumulated Depreciation	(1,107,494)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Wilmington Nursing/Rehab Center
City State	Willmington OH
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,078,450
Costs Capitalized Subsequent to Acquisition Improvements	472,388
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	6,550,838
Gross Amount Accumulated Depreciation	(1,312,900)
Year of Construction	1951
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Wilmington Nursing/Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Willmington OH
Initial Cost to Company	125,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,078,450
Costs Capitalized Subsequent to Acquisition Improvements	472,388
Gross Amount Land	125,000
Gross Amount Buildings & Improvements	6,550,838
Gross Amount Accumulated Depreciation	(1,312,900)
Year of Construction	1951
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Extended Care Hospital of Riverside
City State	Riverside CA
Initial Cost to Company	1,091,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,646,826
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(26,375)
Gross Amount Land	1,091,000
Gross Amount Buildings & Improvements	5,620,451
Gross Amount Accumulated Depreciation	(1,469,592)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Extended Care Hospital of Riverside | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Riverside CA
Initial Cost to Company	1,091,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,646,826
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(26,375)
Gross Amount Land	1,091,000
Gross Amount Buildings & Improvements	5,620,451
Gross Amount Accumulated Depreciation	(1,469,592)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Manor
City State	Monterey Park CA
Initial Cost to Company	1,585,508
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,274,154
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(23,200)
Gross Amount Land	1,585,508
Gross Amount Buildings & Improvements	9,250,954
Gross Amount Accumulated Depreciation	(2,143,023)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Monterey Park CA
Initial Cost to Company	1,585,508
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,274,154
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(23,200)
Gross Amount Land	1,585,508
Gross Amount Buildings & Improvements	9,250,954
Gross Amount Accumulated Depreciation	(2,143,023)
Year of Construction	1965
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
French Park Care Center
City State	Santa Ana CA
Initial Cost to Company	1,076,447
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,983,614
Costs Capitalized Subsequent to Acquisition Improvements	596,442
Gross Amount Land	1,076,447
Gross Amount Buildings & Improvements	6,580,056
Gross Amount Accumulated Depreciation	(1,133,944)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
French Park Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Santa Ana CA
Initial Cost to Company	1,076,447
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,983,614
Costs Capitalized Subsequent to Acquisition Improvements	596,442
Gross Amount Land	1,076,447
Gross Amount Buildings & Improvements	6,580,056
Gross Amount Accumulated Depreciation	(1,133,944)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
North Valley Nursing Center
City State	Tujunga CA
Initial Cost to Company	613,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,031,473
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(25,382)
Gross Amount Land	613,800
Gross Amount Buildings & Improvements	5,006,091
Gross Amount Accumulated Depreciation	(1,035,817)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
North Valley Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Tujunga CA
Initial Cost to Company	613,800
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,031,473
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(25,382)
Gross Amount Land	613,800
Gross Amount Buildings & Improvements	5,006,091
Gross Amount Accumulated Depreciation	(1,035,817)
Year of Construction	1967
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Villa Rancho Bernardo Care Center
City State	San Diego CA
Initial Cost to Company	1,425,347
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,652,911
Costs Capitalized Subsequent to Acquisition Improvements	65,349
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(57,067)
Gross Amount Land	1,425,347
Gross Amount Buildings & Improvements	9,661,193
Gross Amount Accumulated Depreciation	(1,729,787)
Year of Construction	1994
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Villa Rancho Bernardo Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	San Diego CA
Initial Cost to Company	1,425,347
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,652,911
Costs Capitalized Subsequent to Acquisition Improvements	65,349
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(57,067)
Gross Amount Land	1,425,347
Gross Amount Buildings & Improvements	9,661,193
Gross Amount Accumulated Depreciation	(1,729,787)
Year of Construction	1994
Date Acquired	2006
Life on Which Depreciation in Statement of Operations Computed	40 years
Austin Nursing Center
City State	Austin TX
Initial Cost to Company	1,501,040
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,504,643
Costs Capitalized Subsequent to Acquisition Improvements	1,725,687
Gross Amount Land	1,501,040
Gross Amount Buildings & Improvements	6,230,330
Gross Amount Accumulated Depreciation	(753,699)
Year of Construction	2007
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Austin Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Austin TX
Initial Cost to Company	1,501,040
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,504,643
Costs Capitalized Subsequent to Acquisition Improvements	1,725,687
Gross Amount Land	1,501,040
Gross Amount Buildings & Improvements	6,230,330
Gross Amount Accumulated Depreciation	(753,699)
Year of Construction	2007
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Dove Hill Care Center and Villas
City State	Hamilton TX
Initial Cost to Company	58,397
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,781,296
Gross Amount Land	58,397
Gross Amount Buildings & Improvements	5,781,296
Gross Amount Accumulated Depreciation	(865,917)
Year of Construction	1998
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Dove Hill Care Center and Villas | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Hamilton TX
Initial Cost to Company	58,397
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,781,296
Gross Amount Land	58,397
Gross Amount Buildings & Improvements	5,781,296
Gross Amount Accumulated Depreciation	(865,917)
Year of Construction	1998
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Medford
City State	Medford MA
Initial Cost to Company	2,365,610
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,612,915
Costs Capitalized Subsequent to Acquisition Improvements	291,913
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(9,270,437)
Gross Amount Buildings & Improvements	1
Year of Construction	1978
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Medford | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Medford MA
Initial Cost to Company	2,365,610
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,612,915
Costs Capitalized Subsequent to Acquisition Improvements	291,913
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(9,270,437)
Gross Amount Buildings & Improvements	1
Year of Construction	1978
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Ambler
City State	Ambler PA
Initial Cost to Company	370,010
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,111,673
Costs Capitalized Subsequent to Acquisition Improvements	(652,999)
Gross Amount Land	370,010
Gross Amount Buildings & Improvements	4,458,674
Gross Amount Accumulated Depreciation	(693,396)
Year of Construction	1963
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Ambler | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ambler PA
Initial Cost to Company	370,010
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,111,673
Costs Capitalized Subsequent to Acquisition Improvements	(652,999)
Gross Amount Land	370,010
Gross Amount Buildings & Improvements	4,458,674
Gross Amount Accumulated Depreciation	(693,396)
Year of Construction	1963
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Broomall
City State	Broomall PA
Initial Cost to Company	607,870
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,930,013
Costs Capitalized Subsequent to Acquisition Improvements	590,503
Gross Amount Land	607,870
Gross Amount Buildings & Improvements	4,520,516
Gross Amount Accumulated Depreciation	(777,066)
Year of Construction	1955
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Broomall | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Broomall PA
Initial Cost to Company	607,870
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,930,013
Costs Capitalized Subsequent to Acquisition Improvements	590,503
Gross Amount Land	607,870
Gross Amount Buildings & Improvements	4,520,516
Gross Amount Accumulated Depreciation	(777,066)
Year of Construction	1955
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Bryn Mawr
City State	Bryn Mawr PA
Initial Cost to Company	708,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,352,474
Costs Capitalized Subsequent to Acquisition Improvements	1,468,774
Gross Amount Land	708,300
Gross Amount Buildings & Improvements	7,821,248
Gross Amount Accumulated Depreciation	(1,171,986)
Year of Construction	1972
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Bryn Mawr | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bryn Mawr PA
Initial Cost to Company	708,300
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,352,474
Costs Capitalized Subsequent to Acquisition Improvements	1,468,774
Gross Amount Land	708,300
Gross Amount Buildings & Improvements	7,821,248
Gross Amount Accumulated Depreciation	(1,171,986)
Year of Construction	1972
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Julia Ribaudo
City State	Lake Ariel PA
Initial Cost to Company	369,050
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,559,765
Costs Capitalized Subsequent to Acquisition Improvements	730,412
Gross Amount Land	369,050
Gross Amount Buildings & Improvements	8,290,177
Gross Amount Accumulated Depreciation	(1,339,352)
Year of Construction	1980
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Brighten at Julia Ribaudo | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lake Ariel PA
Initial Cost to Company	369,050
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,559,765
Costs Capitalized Subsequent to Acquisition Improvements	730,412
Gross Amount Land	369,050
Gross Amount Buildings & Improvements	8,290,177
Gross Amount Accumulated Depreciation	(1,339,352)
Year of Construction	1980
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Good Samaritan Nursing Home
City State	Avon OH
Initial Cost to Company	393,813
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,856,210
Costs Capitalized Subsequent to Acquisition Improvements	108,495
Gross Amount Land	393,813
Gross Amount Buildings & Improvements	8,964,705
Gross Amount Accumulated Depreciation	(1,575,023)
Year of Construction	1964
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Good Samaritan Nursing Home | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Avon OH
Initial Cost to Company	393,813
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,856,210
Costs Capitalized Subsequent to Acquisition Improvements	108,495
Gross Amount Land	393,813
Gross Amount Buildings & Improvements	8,964,705
Gross Amount Accumulated Depreciation	(1,575,023)
Year of Construction	1964
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Belleville Illinois
City State	Belleville IL
Initial Cost to Company	670,481
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,431,286
Gross Amount Land	670,481
Gross Amount Buildings & Improvements	3,431,286
Gross Amount Accumulated Depreciation	(522,068)
Year of Construction	1978
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Belleville Illinois | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Belleville IL
Initial Cost to Company	670,481
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,431,286
Gross Amount Land	670,481
Gross Amount Buildings & Improvements	3,431,286
Gross Amount Accumulated Depreciation	(522,068)
Year of Construction	1978
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Homestead Various Leases
City State	TX
Initial Cost to Company	345,197
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,352,982
Costs Capitalized Subsequent to Acquisition Improvements	5,504
Gross Amount Land	345,197
Gross Amount Buildings & Improvements	4,358,486
Gross Amount Accumulated Depreciation	(673,347)
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Homestead Various Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	TX
Initial Cost to Company	345,197
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,352,982
Costs Capitalized Subsequent to Acquisition Improvements	5,504
Gross Amount Land	345,197
Gross Amount Buildings & Improvements	4,358,486
Gross Amount Accumulated Depreciation	(673,347)
Date Acquired	2007
Life on Which Depreciation in Statement of Operations Computed	40 years
Byrd Haven Nursing Home
City State	Searcy AR
Initial Cost to Company	772,501
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,413,388
Costs Capitalized Subsequent to Acquisition Improvements	131,823
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,897,763)
Gross Amount Land	49,279
Gross Amount Buildings & Improvements	1,370,670
Gross Amount Accumulated Depreciation	(419,949)
Year of Construction	1961
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Byrd Haven Nursing Home | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Searcy AR
Initial Cost to Company	772,501
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,413,388
Costs Capitalized Subsequent to Acquisition Improvements	131,823
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(1,897,763)
Gross Amount Land	49,279
Gross Amount Buildings & Improvements	1,370,670
Gross Amount Accumulated Depreciation	(419,949)
Year of Construction	1961
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Arvin Healthcare
City State	Arvin CA
Initial Cost to Company	900,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,764,928
Costs Capitalized Subsequent to Acquisition Improvements	783,736
Gross Amount Land	1,028,705
Gross Amount Buildings & Improvements	5,419,959
Gross Amount Accumulated Depreciation	(692,938)
Year of Construction	1984
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Arvin Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Arvin CA
Initial Cost to Company	900,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,764,928
Costs Capitalized Subsequent to Acquisition Improvements	783,736
Gross Amount Land	1,028,705
Gross Amount Buildings & Improvements	5,419,959
Gross Amount Accumulated Depreciation	(692,938)
Year of Construction	1984
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Bakersfield Healthcare
City State	Bakersfield CA
Initial Cost to Company	1,000,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	12,154,112
Costs Capitalized Subsequent to Acquisition Improvements	1,820,236
Gross Amount Land	1,153,135
Gross Amount Buildings & Improvements	13,821,213
Gross Amount Accumulated Depreciation	(1,593,216)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Bakersfield Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bakersfield CA
Initial Cost to Company	1,000,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	12,154,112
Costs Capitalized Subsequent to Acquisition Improvements	1,820,236
Gross Amount Land	1,153,135
Gross Amount Buildings & Improvements	13,821,213
Gross Amount Accumulated Depreciation	(1,593,216)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Lakeport Healthcare
City State	Lakeport CA
Initial Cost to Company	1,100,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,237,033
Costs Capitalized Subsequent to Acquisition Improvements	876,918
Gross Amount Land	1,256,514
Gross Amount Buildings & Improvements	5,957,437
Gross Amount Accumulated Depreciation	(778,985)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Lakeport Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lakeport CA
Initial Cost to Company	1,100,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,237,033
Costs Capitalized Subsequent to Acquisition Improvements	876,918
Gross Amount Land	1,256,514
Gross Amount Buildings & Improvements	5,957,437
Gross Amount Accumulated Depreciation	(778,985)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
New Hope Care Center
City State	Tracy CA
Initial Cost to Company	1,900,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,293,920
Costs Capitalized Subsequent to Acquisition Improvements	1,687,692
Gross Amount Land	2,172,271
Gross Amount Buildings & Improvements	11,709,341
Gross Amount Accumulated Depreciation	(1,374,418)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
New Hope Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Tracy CA
Initial Cost to Company	1,900,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,293,920
Costs Capitalized Subsequent to Acquisition Improvements	1,687,692
Gross Amount Land	2,172,271
Gross Amount Buildings & Improvements	11,709,341
Gross Amount Accumulated Depreciation	(1,374,418)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Olive Ridge Care Center
City State	Oroville CA
Initial Cost to Company	800,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,609,470
Costs Capitalized Subsequent to Acquisition Improvements	2,138,439
Gross Amount Land	925,065
Gross Amount Buildings & Improvements	10,622,844
Gross Amount Accumulated Depreciation	(1,246,297)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Olive Ridge Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oroville CA
Initial Cost to Company	800,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,609,470
Costs Capitalized Subsequent to Acquisition Improvements	2,138,439
Gross Amount Land	925,065
Gross Amount Buildings & Improvements	10,622,844
Gross Amount Accumulated Depreciation	(1,246,297)
Year of Construction	1987
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Twin Oaks Health & Rehab
City State	Chico CA
Initial Cost to Company	1,300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,397,558
Costs Capitalized Subsequent to Acquisition Improvements	1,341,477
Gross Amount Land	1,488,063
Gross Amount Buildings & Improvements	9,550,972
Gross Amount Accumulated Depreciation	(1,225,410)
Year of Construction	1988
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Twin Oaks Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chico CA
Initial Cost to Company	1,300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,397,558
Costs Capitalized Subsequent to Acquisition Improvements	1,341,477
Gross Amount Land	1,488,063
Gross Amount Buildings & Improvements	9,550,972
Gross Amount Accumulated Depreciation	(1,225,410)
Year of Construction	1988
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Health & Rehab
City State	LaGrande OR
Initial Cost to Company	1,400,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	808,374
Costs Capitalized Subsequent to Acquisition Improvements	295,533
Gross Amount Land	1,587,353
Gross Amount Buildings & Improvements	916,554
Gross Amount Accumulated Depreciation	(149,521)
Year of Construction	1975
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	LaGrande OR
Initial Cost to Company	1,400,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	808,374
Costs Capitalized Subsequent to Acquisition Improvements	295,533
Gross Amount Land	1,587,353
Gross Amount Buildings & Improvements	916,554
Gross Amount Accumulated Depreciation	(149,521)
Year of Construction	1975
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Bremerton Health & Rehab
City State	Bremerton WA
Initial Cost to Company	650,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,366,315
Costs Capitalized Subsequent to Acquisition Improvements	0
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(2,016,315)
Year of Construction	1969
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Bremerton Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bremerton WA
Initial Cost to Company	650,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,366,315
Costs Capitalized Subsequent to Acquisition Improvements	0
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(2,016,315)
Year of Construction	1969
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Four Fountains
City State	Belleville IL
Initial Cost to Company	989,489
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,007,411
Gross Amount Land	989,489
Gross Amount Buildings & Improvements	5,007,411
Gross Amount Accumulated Depreciation	(578,259)
Year of Construction	1972
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Four Fountains | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Belleville IL
Initial Cost to Company	989,489
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,007,411
Gross Amount Land	989,489
Gross Amount Buildings & Improvements	5,007,411
Gross Amount Accumulated Depreciation	(578,259)
Year of Construction	1972
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Brookside Health & Rehab
City State	Little Rock AR
Initial Cost to Company	750,690
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,421,289
Costs Capitalized Subsequent to Acquisition Improvements	1,613,473
Gross Amount Land	750,690
Gross Amount Buildings & Improvements	6,034,762
Gross Amount Accumulated Depreciation	(734,788)
Year of Construction	1969
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Brookside Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	750,690
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,421,289
Costs Capitalized Subsequent to Acquisition Improvements	1,613,473
Gross Amount Land	750,690
Gross Amount Buildings & Improvements	6,034,762
Gross Amount Accumulated Depreciation	(734,788)
Year of Construction	1969
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Skilcare Nursing Center
City State	Jonesboro AR
Initial Cost to Company	417,050
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,007,007
Costs Capitalized Subsequent to Acquisition Improvements	148,119
Gross Amount Land	417,050
Gross Amount Buildings & Improvements	7,155,126
Gross Amount Accumulated Depreciation	(898,122)
Year of Construction	1973
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Skilcare Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Jonesboro AR
Initial Cost to Company	417,050
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,007,007
Costs Capitalized Subsequent to Acquisition Improvements	148,119
Gross Amount Land	417,050
Gross Amount Buildings & Improvements	7,155,126
Gross Amount Accumulated Depreciation	(898,122)
Year of Construction	1973
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Stoneybrook Health & Rehab Center
City State	Benton AR
Initial Cost to Company	250,231
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,170,134
Costs Capitalized Subsequent to Acquisition Improvements	312,823
Gross Amount Land	250,230
Gross Amount Buildings & Improvements	3,482,958
Gross Amount Accumulated Depreciation	(441,799)
Year of Construction	1968
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Stoneybrook Health & Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Benton AR
Initial Cost to Company	250,231
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,170,134
Costs Capitalized Subsequent to Acquisition Improvements	312,823
Gross Amount Land	250,230
Gross Amount Buildings & Improvements	3,482,958
Gross Amount Accumulated Depreciation	(441,799)
Year of Construction	1968
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Trumann Health & Rehab
City State	Trumann AR
Initial Cost to Company	166,821
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,587,185
Costs Capitalized Subsequent to Acquisition Improvements	103,952
Gross Amount Land	166,820
Gross Amount Buildings & Improvements	3,691,138
Gross Amount Accumulated Depreciation	(453,532)
Year of Construction	1971
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Trumann Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Trumann AR
Initial Cost to Company	166,821
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,587,185
Costs Capitalized Subsequent to Acquisition Improvements	103,952
Gross Amount Land	166,820
Gross Amount Buildings & Improvements	3,691,138
Gross Amount Accumulated Depreciation	(453,532)
Year of Construction	1971
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at McPherson
City State	McPherson KS
Initial Cost to Company	92,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,874,920
Gross Amount Land	92,000
Gross Amount Buildings & Improvements	1,874,920
Gross Amount Accumulated Depreciation	(225,292)
Year of Construction	1970
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret at McPherson | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	McPherson KS
Initial Cost to Company	92,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,874,920
Gross Amount Land	92,000
Gross Amount Buildings & Improvements	1,874,920
Gross Amount Accumulated Depreciation	(225,292)
Year of Construction	1970
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Mission Nursing Center
City State	Riverside CA
Initial Cost to Company	230,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,209,976
Gross Amount Land	230,000
Gross Amount Buildings & Improvements	1,209,976
Gross Amount Accumulated Depreciation	(149,498)
Year of Construction	1957
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
Mission Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Riverside CA
Initial Cost to Company	230,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,209,976
Gross Amount Land	230,000
Gross Amount Buildings & Improvements	1,209,976
Gross Amount Accumulated Depreciation	(149,498)
Year of Construction	1957
Date Acquired	2008
Life on Which Depreciation in Statement of Operations Computed	40 years
New Byrd Haven Nursing Home
City State	Searcy AR
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,213,112
Costs Capitalized Subsequent to Acquisition Improvements	629,701
Gross Amount Land	629,701
Gross Amount Buildings & Improvements	10,213,112
Gross Amount Accumulated Depreciation	(1,177,199)
Year of Construction	2009
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
New Byrd Haven Nursing Home | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Searcy AR
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,213,112
Costs Capitalized Subsequent to Acquisition Improvements	629,701
Gross Amount Land	629,701
Gross Amount Buildings & Improvements	10,213,112
Gross Amount Accumulated Depreciation	(1,177,199)
Year of Construction	2009
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Health & Rehab of Petaluma
City State	Petaluma CA
Initial Cost to Company	748,668
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,459,910
Gross Amount Land	748,668
Gross Amount Buildings & Improvements	2,459,910
Gross Amount Accumulated Depreciation	(363,728)
Year of Construction	1969
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Health & Rehab of Petaluma | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Petaluma CA
Initial Cost to Company	748,668
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,459,910
Gross Amount Land	748,668
Gross Amount Buildings & Improvements	2,459,910
Gross Amount Accumulated Depreciation	(363,728)
Year of Construction	1969
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Mountain View Health & Rehab
City State	Carson City NV
Initial Cost to Company	3,454,723
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,942,468
Gross Amount Land	3,454,723
Gross Amount Buildings & Improvements	5,942,468
Gross Amount Accumulated Depreciation	(631,450)
Year of Construction	1977
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Evergreen Mountain View Health & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Carson City NV
Initial Cost to Company	3,454,723
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,942,468
Gross Amount Land	3,454,723
Gross Amount Buildings & Improvements	5,942,468
Gross Amount Accumulated Depreciation	(631,450)
Year of Construction	1977
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Little Rock Health and Rehab
City State	Little Rock AR
Initial Cost to Company	471,169
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,778,831
Costs Capitalized Subsequent to Acquisition Improvements	7,612,989
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(12,862,989)
Year of Construction	1971
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Little Rock Health and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	471,169
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,778,831
Costs Capitalized Subsequent to Acquisition Improvements	7,612,989
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(12,862,989)
Year of Construction	1971
Date Acquired	2009
Life on Which Depreciation in Statement of Operations Computed	40 years
Hidden Acres Health Care
City State	Mount Pleasant TN
Initial Cost to Company	67,413
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,312,587
Gross Amount Land	67,413
Gross Amount Buildings & Improvements	3,312,587
Gross Amount Accumulated Depreciation	(227,391)
Year of Construction	1979
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Hidden Acres Health Care | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mount Pleasant TN
Initial Cost to Company	67,413
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,312,587
Gross Amount Land	67,413
Gross Amount Buildings & Improvements	3,312,587
Gross Amount Accumulated Depreciation	(227,391)
Year of Construction	1979
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Community Care and Rehab
City State	Riverside CA
Initial Cost to Company	1,648,067
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,851,932
Gross Amount Land	1,648,067
Gross Amount Buildings & Improvements	9,851,932
Gross Amount Accumulated Depreciation	(710,856)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Community Care and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Riverside CA
Initial Cost to Company	1,648,067
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,851,932
Gross Amount Land	1,648,067
Gross Amount Buildings & Improvements	9,851,932
Gross Amount Accumulated Depreciation	(710,856)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Portageville
City State	Portageville MO
Initial Cost to Company	223,658
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,088,802
Gross Amount Land	223,658
Gross Amount Buildings & Improvements	3,088,802
Gross Amount Accumulated Depreciation	(195,580)
Year of Construction	1995
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Portageville | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Portageville MO
Initial Cost to Company	223,658
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,088,802
Gross Amount Land	223,658
Gross Amount Buildings & Improvements	3,088,802
Gross Amount Accumulated Depreciation	(195,580)
Year of Construction	1995
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Greenville
City State	Greenville MO
Initial Cost to Company	118,925
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,218,776
Gross Amount Land	118,925
Gross Amount Buildings & Improvements	2,218,776
Gross Amount Accumulated Depreciation	(143,730)
Year of Construction	1990
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Greenville | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Greenville MO
Initial Cost to Company	118,925
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,218,776
Gross Amount Land	118,925
Gross Amount Buildings & Improvements	2,218,776
Gross Amount Accumulated Depreciation	(143,730)
Year of Construction	1990
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Senath
City State	Senath MO
Initial Cost to Company	108,843
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,773,194
Costs Capitalized Subsequent to Acquisition Improvements	265,743
Gross Amount Land	108,843
Gross Amount Buildings & Improvements	3,038,937
Gross Amount Accumulated Depreciation	(195,911)
Year of Construction	1980
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Senath | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Senath MO
Initial Cost to Company	108,843
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,773,194
Costs Capitalized Subsequent to Acquisition Improvements	265,743
Gross Amount Land	108,843
Gross Amount Buildings & Improvements	3,038,937
Gross Amount Accumulated Depreciation	(195,911)
Year of Construction	1980
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Senath South
City State	Senath MO
Initial Cost to Company	72,805
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,854,998
Gross Amount Land	72,805
Gross Amount Buildings & Improvements	1,854,998
Gross Amount Accumulated Depreciation	(122,326)
Year of Construction	1980
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Heritage Gardens of Senath South | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Senath MO
Initial Cost to Company	72,805
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,854,998
Gross Amount Land	72,805
Gross Amount Buildings & Improvements	1,854,998
Gross Amount Accumulated Depreciation	(122,326)
Year of Construction	1980
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
The Carrington
City State	Lynchburg VA
Initial Cost to Company	705,888
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,294,112
Gross Amount Land	705,888
Gross Amount Buildings & Improvements	4,294,112
Gross Amount Accumulated Depreciation	(248,419)
Year of Construction	1994
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
The Carrington | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lynchburg VA
Initial Cost to Company	705,888
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,294,112
Gross Amount Land	705,888
Gross Amount Buildings & Improvements	4,294,112
Gross Amount Accumulated Depreciation	(248,419)
Year of Construction	1994
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Arma Care Center
City State	Arma KS
Initial Cost to Company	57,452
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,897,772
Gross Amount Land	57,452
Gross Amount Buildings & Improvements	2,897,772
Gross Amount Accumulated Depreciation	(171,754)
Year of Construction	1970
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Arma Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Arma KS
Initial Cost to Company	57,452
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,897,772
Gross Amount Land	57,452
Gross Amount Buildings & Improvements	2,897,772
Gross Amount Accumulated Depreciation	(171,754)
Year of Construction	1970
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Yates Center Nursing and Rehab
City State	Yates KS
Initial Cost to Company	54,340
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,990,435
Gross Amount Land	54,340
Gross Amount Buildings & Improvements	2,990,435
Gross Amount Accumulated Depreciation	(176,388)
Year of Construction	1967
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Yates Center Nursing and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Yates KS
Initial Cost to Company	54,340
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,990,435
Gross Amount Land	54,340
Gross Amount Buildings & Improvements	2,990,435
Gross Amount Accumulated Depreciation	(176,388)
Year of Construction	1967
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Great Bend Health & Rehab Center
City State	Great Bend KS
Initial Cost to Company	111,482
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,588,518
Costs Capitalized Subsequent to Acquisition Improvements	299,535
Gross Amount Land	111,482
Gross Amount Buildings & Improvements	4,888,053
Gross Amount Accumulated Depreciation	(349,923)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Great Bend Health & Rehab Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Great Bend KS
Initial Cost to Company	111,482
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,588,518
Costs Capitalized Subsequent to Acquisition Improvements	299,535
Gross Amount Land	111,482
Gross Amount Buildings & Improvements	4,888,053
Gross Amount Accumulated Depreciation	(349,923)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Norwalk
City State	Norwalk CT
Initial Cost to Company	1,589,950
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,010,050
Costs Capitalized Subsequent to Acquisition Improvements	15,792,103
Gross Amount Land	1,589,950
Gross Amount Buildings & Improvements	16,802,153
Gross Amount Accumulated Depreciation	(83,716)
Year of Construction	1983
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Norwalk | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Norwalk CT
Initial Cost to Company	1,589,950
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,010,050
Costs Capitalized Subsequent to Acquisition Improvements	15,792,103
Gross Amount Land	1,589,950
Gross Amount Buildings & Improvements	16,802,153
Gross Amount Accumulated Depreciation	(83,716)
Year of Construction	1983
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Carrizo Springs Nursing & Rehab
City State	Carrizo Springs TX
Initial Cost to Company	45,317
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,954,683
Gross Amount Land	45,317
Gross Amount Buildings & Improvements	1,954,683
Gross Amount Accumulated Depreciation	(126,306)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Carrizo Springs Nursing & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Carrizo Springs TX
Initial Cost to Company	45,317
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,954,683
Gross Amount Land	45,317
Gross Amount Buildings & Improvements	1,954,683
Gross Amount Accumulated Depreciation	(126,306)
Year of Construction	1965
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Orange
City State	Orange CT
Initial Cost to Company	1,133,533
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	11,155,287
Costs Capitalized Subsequent to Acquisition Improvements	2,131,478
Gross Amount Land	1,133,533
Gross Amount Buildings & Improvements	13,286,765
Gross Amount Accumulated Depreciation	(729,962)
Year of Construction	1999
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Orange | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Orange CT
Initial Cost to Company	1,133,533
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	11,155,287
Costs Capitalized Subsequent to Acquisition Improvements	2,131,478
Gross Amount Land	1,133,533
Gross Amount Buildings & Improvements	13,286,765
Gross Amount Accumulated Depreciation	(729,962)
Year of Construction	1999
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	40 years
Wellington Leasehold
City State	Wellington KS
Costs Capitalized Subsequent to Acquisition Improvements	2,000,000
Gross Amount Buildings & Improvements	2,000,000
Gross Amount Accumulated Depreciation	(121,575)
Year of Construction	1957
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	21 years
Wellington Leasehold | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wellington KS
Costs Capitalized Subsequent to Acquisition Improvements	2,000,000
Gross Amount Buildings & Improvements	2,000,000
Gross Amount Accumulated Depreciation	(121,575)
Year of Construction	1957
Date Acquired	2010
Life on Which Depreciation in Statement of Operations Computed	21 years
St. James Nursing & Rehab
City State	Carrabelle FL
Initial Cost to Company	1,144,155
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,855,845
Gross Amount Land	1,144,155
Gross Amount Buildings & Improvements	8,855,845
Gross Amount Accumulated Depreciation	(501,574)
Year of Construction	2009
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
St. James Nursing & Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Carrabelle FL
Initial Cost to Company	1,144,155
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,855,845
Gross Amount Land	1,144,155
Gross Amount Buildings & Improvements	8,855,845
Gross Amount Accumulated Depreciation	(501,574)
Year of Construction	2009
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
University Manor
City State	Cleveland OH
Initial Cost to Company	886,425
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,694,575
Gross Amount Land	886,425
Gross Amount Buildings & Improvements	8,694,575
Gross Amount Accumulated Depreciation	(428,928)
Year of Construction	1982
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
University Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cleveland OH
Initial Cost to Company	886,425
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,694,575
Gross Amount Land	886,425
Gross Amount Buildings & Improvements	8,694,575
Gross Amount Accumulated Depreciation	(428,928)
Year of Construction	1982
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Grand Rapids Care Center
City State	Grand Rapids OH
Initial Cost to Company	288,249
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,516,629
Gross Amount Land	288,249
Gross Amount Buildings & Improvements	1,516,629
Gross Amount Accumulated Depreciation	(75,009)
Year of Construction	1993
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Grand Rapids Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Grand Rapids OH
Initial Cost to Company	288,249
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,516,629
Gross Amount Land	288,249
Gross Amount Buildings & Improvements	1,516,629
Gross Amount Accumulated Depreciation	(75,009)
Year of Construction	1993
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Bellevue Care Center
City State	Bellevue OH
Initial Cost to Company	282,354
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,440,207
Gross Amount Land	282,354
Gross Amount Buildings & Improvements	3,440,207
Gross Amount Accumulated Depreciation	(158,585)
Year of Construction	1988
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Bellevue Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bellevue OH
Initial Cost to Company	282,354
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,440,207
Gross Amount Land	282,354
Gross Amount Buildings & Improvements	3,440,207
Gross Amount Accumulated Depreciation	(158,585)
Year of Construction	1988
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Orchard Grove Assisted Living
City State	Bellevue OH
Initial Cost to Company	282,354
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,440,207
Gross Amount Land	282,354
Gross Amount Buildings & Improvements	3,440,207
Gross Amount Accumulated Depreciation	(158,585)
Year of Construction	1998
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Orchard Grove Assisted Living | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bellevue OH
Initial Cost to Company	282,354
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,440,207
Gross Amount Land	282,354
Gross Amount Buildings & Improvements	3,440,207
Gross Amount Accumulated Depreciation	(158,585)
Year of Construction	1998
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Woodland Manor Nursing and Rehabilitation
City State	Conroe TX
Initial Cost to Company	576,518
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,090,586
Costs Capitalized Subsequent to Acquisition Improvements	280,458
Gross Amount Land	576,518
Gross Amount Buildings & Improvements	2,371,044
Gross Amount Accumulated Depreciation	(133,274)
Year of Construction	1975
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Woodland Manor Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Conroe TX
Initial Cost to Company	576,518
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,090,586
Costs Capitalized Subsequent to Acquisition Improvements	280,458
Gross Amount Land	576,518
Gross Amount Buildings & Improvements	2,371,044
Gross Amount Accumulated Depreciation	(133,274)
Year of Construction	1975
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Fredericksburg Nursing and Rehabilitation
City State	Fredericksburg TX
Initial Cost to Company	326,731
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,046,370
Gross Amount Land	326,731
Gross Amount Buildings & Improvements	3,046,370
Gross Amount Accumulated Depreciation	(146,543)
Year of Construction	1970
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Fredericksburg Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fredericksburg TX
Initial Cost to Company	326,731
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,046,370
Gross Amount Land	326,731
Gross Amount Buildings & Improvements	3,046,370
Gross Amount Accumulated Depreciation	(146,543)
Year of Construction	1970
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Jasper Nursing and Rehabilitation
City State	Jasper TX
Initial Cost to Company	113,083
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,554,020
Costs Capitalized Subsequent to Acquisition Improvements	28,500
Gross Amount Land	113,083
Gross Amount Buildings & Improvements	2,582,520
Gross Amount Accumulated Depreciation	(116,740)
Year of Construction	1972
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Jasper Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Jasper TX
Initial Cost to Company	113,083
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,554,020
Costs Capitalized Subsequent to Acquisition Improvements	28,500
Gross Amount Land	113,083
Gross Amount Buildings & Improvements	2,582,520
Gross Amount Accumulated Depreciation	(116,740)
Year of Construction	1972
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Legacy Park Community Living Center
City State	Peabody KS
Initial Cost to Company	33,420
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,266,580
Gross Amount Land	33,420
Gross Amount Buildings & Improvements	1,266,580
Gross Amount Accumulated Depreciation	(64,381)
Year of Construction	1963
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Legacy Park Community Living Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Peabody KS
Initial Cost to Company	33,420
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,266,580
Gross Amount Land	33,420
Gross Amount Buildings & Improvements	1,266,580
Gross Amount Accumulated Depreciation	(64,381)
Year of Construction	1963
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Pratt
City State	Pratt KS
Initial Cost to Company	18,503
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	502,901
Costs Capitalized Subsequent to Acquisition Improvements	312,315
Gross Amount Land	18,503
Gross Amount Buildings & Improvements	815,216
Gross Amount Accumulated Depreciation	(33,659)
Year of Construction	1964
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Pratt | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pratt KS
Initial Cost to Company	18,503
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	502,901
Costs Capitalized Subsequent to Acquisition Improvements	312,315
Gross Amount Land	18,503
Gross Amount Buildings & Improvements	815,216
Gross Amount Accumulated Depreciation	(33,659)
Year of Construction	1964
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Seville
City State	Wichita KS
Initial Cost to Company	93,731
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	896,938
Costs Capitalized Subsequent to Acquisition Improvements	150,903
Gross Amount Land	93,731
Gross Amount Buildings & Improvements	1,047,841
Gross Amount Accumulated Depreciation	(56,025)
Year of Construction	1977
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Seville | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Wichita KS
Initial Cost to Company	93,731
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	896,938
Costs Capitalized Subsequent to Acquisition Improvements	150,903
Gross Amount Land	93,731
Gross Amount Buildings & Improvements	1,047,841
Gross Amount Accumulated Depreciation	(56,025)
Year of Construction	1977
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Haviland
City State	Haviland KS
Initial Cost to Company	112,480
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	648,771
Costs Capitalized Subsequent to Acquisition Improvements	16,293
Gross Amount Land	112,480
Gross Amount Buildings & Improvements	665,064
Gross Amount Accumulated Depreciation	(39,040)
Year of Construction	1971
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Lakewood Senior Living of Haviland | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Haviland KS
Initial Cost to Company	112,480
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	648,771
Costs Capitalized Subsequent to Acquisition Improvements	16,293
Gross Amount Land	112,480
Gross Amount Buildings & Improvements	665,064
Gross Amount Accumulated Depreciation	(39,040)
Year of Construction	1971
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Oak Manor Nursing and Rehabilitation
City State	Commerce TX
Initial Cost to Company	224,899
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,867,793
Costs Capitalized Subsequent to Acquisition Improvements	443,861
Gross Amount Land	224,899
Gross Amount Buildings & Improvements	2,311,654
Gross Amount Accumulated Depreciation	(111,312)
Year of Construction	1963
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Oak Manor Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Commerce TX
Initial Cost to Company	224,899
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,867,793
Costs Capitalized Subsequent to Acquisition Improvements	443,861
Gross Amount Land	224,899
Gross Amount Buildings & Improvements	2,311,654
Gross Amount Accumulated Depreciation	(111,312)
Year of Construction	1963
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Loma Linda Healthcare
City State	Moberly MO
Initial Cost to Company	913,017
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,556,983
Gross Amount Land	913,017
Gross Amount Buildings & Improvements	4,556,983
Gross Amount Accumulated Depreciation	(222,847)
Year of Construction	1987
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Loma Linda Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Moberly MO
Initial Cost to Company	913,017
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,556,983
Gross Amount Land	913,017
Gross Amount Buildings & Improvements	4,556,983
Gross Amount Accumulated Depreciation	(222,847)
Year of Construction	1987
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Newtown
City State	Newtown CT
Initial Cost to Company	4,941,584
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,058,416
Costs Capitalized Subsequent to Acquisition Improvements	3,332,745
Gross Amount Land	6,314,004
Gross Amount Buildings & Improvements	9,018,741
Gross Amount Accumulated Depreciation	(439,668)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Newtown | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Newtown CT
Initial Cost to Company	4,941,584
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,058,416
Costs Capitalized Subsequent to Acquisition Improvements	3,332,745
Gross Amount Land	6,314,004
Gross Amount Buildings & Improvements	9,018,741
Gross Amount Accumulated Depreciation	(439,668)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Chatham Acres Nursing Home
City State	Chatham PA
Initial Cost to Company	203,431
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,996,569
Costs Capitalized Subsequent to Acquisition Improvements	2,499,534
Gross Amount Land	203,431
Gross Amount Buildings & Improvements	4,496,103
Gross Amount Accumulated Depreciation	(105,016)
Year of Construction	1873
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Chatham Acres Nursing Home | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chatham PA
Initial Cost to Company	203,431
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,996,569
Costs Capitalized Subsequent to Acquisition Improvements	2,499,534
Gross Amount Land	203,431
Gross Amount Buildings & Improvements	4,496,103
Gross Amount Accumulated Depreciation	(105,016)
Year of Construction	1873
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Transitions Healthcare Gettysburg
City State	Gettysburg PA
Initial Cost to Company	241,994
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,858,005
Costs Capitalized Subsequent to Acquisition Improvements	347,001
Gross Amount Land	241,994
Gross Amount Buildings & Improvements	6,205,006
Gross Amount Accumulated Depreciation	(245,949)
Year of Construction	1950
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Transitions Healthcare Gettysburg | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gettysburg PA
Initial Cost to Company	241,994
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,858,005
Costs Capitalized Subsequent to Acquisition Improvements	347,001
Gross Amount Land	241,994
Gross Amount Buildings & Improvements	6,205,006
Gross Amount Accumulated Depreciation	(245,949)
Year of Construction	1950
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Darien
City State	Darien CT
Initial Cost to Company	2,430,458
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,069,542
Costs Capitalized Subsequent to Acquisition Improvements	12,368,599
Gross Amount Land	2,430,458
Gross Amount Buildings & Improvements	15,438,141
Gross Amount Accumulated Depreciation	(158,177)
Year of Construction	2012
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Darien | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Darien CT
Initial Cost to Company	2,430,458
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,069,542
Costs Capitalized Subsequent to Acquisition Improvements	12,368,599
Gross Amount Land	2,430,458
Gross Amount Buildings & Improvements	15,438,141
Gross Amount Accumulated Depreciation	(158,177)
Year of Construction	2012
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Crawford Manor
City State	Cleveland OH
Initial Cost to Company	119,877
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,080,123
Gross Amount Land	119,877
Gross Amount Buildings & Improvements	3,080,123
Gross Amount Accumulated Depreciation	(109,649)
Year of Construction	1994
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Crawford Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cleveland OH
Initial Cost to Company	119,877
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,080,123
Gross Amount Land	119,877
Gross Amount Buildings & Improvements	3,080,123
Gross Amount Accumulated Depreciation	(109,649)
Year of Construction	1994
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Aviv Asset Management
City State	Chicago IL
Costs Capitalized Subsequent to Acquisition Improvements	991,040
Gross Amount Buildings & Improvements	991,040
Gross Amount Accumulated Depreciation	(236,577)
Aviv Asset Management | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chicago IL
Costs Capitalized Subsequent to Acquisition Improvements	991,040
Gross Amount Buildings & Improvements	991,040
Gross Amount Accumulated Depreciation	(236,577)
Aviv Healthcare Properties LP
City State	Chicago IL
Costs Capitalized Subsequent to Acquisition Improvements	53,750
Gross Amount Buildings & Improvements	53,750
Aviv Healthcare Properties LP | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chicago IL
Costs Capitalized Subsequent to Acquisition Improvements	53,750
Gross Amount Buildings & Improvements	53,750
Skagit Aviv
City State	Mt. Vernon WA
Costs Capitalized Subsequent to Acquisition Improvements	422,205
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(422,205)
Life on Which Depreciation in Statement of Operations Computed	40 years
Skagit Aviv | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mt. Vernon WA
Costs Capitalized Subsequent to Acquisition Improvements	422,205
Costs Capitalized Subsequent to Acquisition Impairment / Dispositions	(422,205)
Life on Which Depreciation in Statement of Operations Computed	40 years
Chatham Acres
City State	Chatham PA
Year of Construction	1873
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Chatham Acres | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Chatham PA
Year of Construction	1873
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Amberwood Manor Nursing Home Rehabilitation
City State	New Philadelphia PA
Initial Cost to Company	450,642
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,264,346
Gross Amount Land	450,642
Gross Amount Buildings & Improvements	3,264,346
Gross Amount Accumulated Depreciation	(101,044)
Year of Construction	1962
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Amberwood Manor Nursing Home Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	New Philadelphia PA
Initial Cost to Company	450,642
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,264,346
Gross Amount Land	450,642
Gross Amount Buildings & Improvements	3,264,346
Gross Amount Accumulated Depreciation	(101,044)
Year of Construction	1962
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Caring Heights Community Care & Rehabilitation Center
City State	Coroapolis PA
Initial Cost to Company	1,546,079
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,018,012
Gross Amount Land	1,546,079
Gross Amount Buildings & Improvements	10,018,012
Gross Amount Accumulated Depreciation	(311,362)
Year of Construction	1983
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Caring Heights Community Care & Rehabilitation Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Coroapolis PA
Initial Cost to Company	1,546,079
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	10,018,012
Gross Amount Land	1,546,079
Gross Amount Buildings & Improvements	10,018,012
Gross Amount Accumulated Depreciation	(311,362)
Year of Construction	1983
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Dunmore Healthcare Group
City State	Dunmore PA
Initial Cost to Company	398,110
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,812,777
Gross Amount Land	398,110
Gross Amount Buildings & Improvements	6,812,777
Gross Amount Accumulated Depreciation	(213,709)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Dunmore Healthcare Group | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Dunmore PA
Initial Cost to Company	398,110
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,812,777
Gross Amount Land	398,110
Gross Amount Buildings & Improvements	6,812,777
Gross Amount Accumulated Depreciation	(213,709)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Eagle Creek Healthcare Group
City State	West Union OH
Initial Cost to Company	1,055,733
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,774,130
Gross Amount Land	1,055,733
Gross Amount Buildings & Improvements	5,774,130
Gross Amount Accumulated Depreciation	(180,081)
Year of Construction	1981
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Eagle Creek Healthcare Group | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	West Union OH
Initial Cost to Company	1,055,733
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,774,130
Gross Amount Land	1,055,733
Gross Amount Buildings & Improvements	5,774,130
Gross Amount Accumulated Depreciation	(180,081)
Year of Construction	1981
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Edison Manor Nursing & Rehabilitation
City State	New Castle PA
Initial Cost to Company	393,475
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,246,253
Gross Amount Land	393,475
Gross Amount Buildings & Improvements	8,246,253
Gross Amount Accumulated Depreciation	(259,686)
Year of Construction	1982
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Edison Manor Nursing & Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	New Castle PA
Initial Cost to Company	393,475
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,246,253
Gross Amount Land	393,475
Gross Amount Buildings & Improvements	8,246,253
Gross Amount Accumulated Depreciation	(259,686)
Year of Construction	1982
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Indian Hills Health & Rehabilitation Center
City State	Euclid OH
Initial Cost to Company	852,677
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,425,268
Gross Amount Land	852,677
Gross Amount Buildings & Improvements	8,425,268
Gross Amount Accumulated Depreciation	(261,573)
Year of Construction	1989
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Indian Hills Health & Rehabilitation Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Euclid OH
Initial Cost to Company	852,677
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,425,268
Gross Amount Land	852,677
Gross Amount Buildings & Improvements	8,425,268
Gross Amount Accumulated Depreciation	(261,573)
Year of Construction	1989
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Milcrest Nursing Center
City State	Marysville OH
Initial Cost to Company	735,942
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,169,369
Gross Amount Land	735,942
Gross Amount Buildings & Improvements	2,169,369
Gross Amount Accumulated Depreciation	(69,107)
Year of Construction	1968
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Milcrest Nursing Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Marysville OH
Initial Cost to Company	735,942
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,169,369
Gross Amount Land	735,942
Gross Amount Buildings & Improvements	2,169,369
Gross Amount Accumulated Depreciation	(69,107)
Year of Construction	1968
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Scranton Healthcare Center
City State	Scranton PA
Initial Cost to Company	1,120,202
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,536,985
Gross Amount Land	1,120,202
Gross Amount Buildings & Improvements	5,536,985
Gross Amount Accumulated Depreciation	(169,217)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Scranton Healthcare Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Scranton PA
Initial Cost to Company	1,120,202
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,536,985
Gross Amount Land	1,120,202
Gross Amount Buildings & Improvements	5,536,985
Gross Amount Accumulated Depreciation	(169,217)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Colby
City State	Colby KS
Initial Cost to Company	569,437
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,798,928
Gross Amount Land	569,437
Gross Amount Buildings & Improvements	2,798,928
Gross Amount Accumulated Depreciation	(85,013)
Year of Construction	1974
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Colby | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Colby KS
Initial Cost to Company	569,437
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,798,928
Gross Amount Land	569,437
Gross Amount Buildings & Improvements	2,798,928
Gross Amount Accumulated Depreciation	(85,013)
Year of Construction	1974
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Kensington
City State	Kensington KS
Initial Cost to Company	279,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,418,766
Gross Amount Land	279,893
Gross Amount Buildings & Improvements	1,418,766
Gross Amount Accumulated Depreciation	(45,603)
Year of Construction	1967
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Kensington | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Kensington KS
Initial Cost to Company	279,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,418,766
Gross Amount Land	279,893
Gross Amount Buildings & Improvements	1,418,766
Gross Amount Accumulated Depreciation	(45,603)
Year of Construction	1967
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Onaga
City State	Onaga KS
Initial Cost to Company	86,863
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,866,488
Gross Amount Land	86,863
Gross Amount Buildings & Improvements	2,866,488
Gross Amount Accumulated Depreciation	(86,984)
Year of Construction	1959
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Onaga | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Onaga KS
Initial Cost to Company	86,863
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,866,488
Gross Amount Land	86,863
Gross Amount Buildings & Improvements	2,866,488
Gross Amount Accumulated Depreciation	(86,984)
Year of Construction	1959
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Oswego
City State	Oswego KS
Initial Cost to Company	183,378
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	839,678
Gross Amount Land	183,378
Gross Amount Buildings & Improvements	839,678
Gross Amount Accumulated Depreciation	(27,869)
Year of Construction	1960
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Oswego | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oswego KS
Initial Cost to Company	183,378
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	839,678
Gross Amount Land	183,378
Gross Amount Buildings & Improvements	839,678
Gross Amount Accumulated Depreciation	(27,869)
Year of Construction	1960
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Smith Center
City State	Smith Center KS
Initial Cost to Company	106,166
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,650,402
Gross Amount Land	106,166
Gross Amount Buildings & Improvements	1,650,402
Gross Amount Accumulated Depreciation	(51,515)
Year of Construction	1960
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Deseret Nursing & Rehabilitation at Smith Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Smith Center KS
Initial Cost to Company	106,166
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,650,402
Gross Amount Land	106,166
Gross Amount Buildings & Improvements	1,650,402
Gross Amount Accumulated Depreciation	(51,515)
Year of Construction	1960
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Burford Manor
City State	Davis OK
Initial Cost to Company	80,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,220,000
Gross Amount Land	80,000
Gross Amount Buildings & Improvements	3,220,000
Gross Amount Accumulated Depreciation	(100,042)
Year of Construction	1969
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Burford Manor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Davis OK
Initial Cost to Company	80,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,220,000
Gross Amount Land	80,000
Gross Amount Buildings & Improvements	3,220,000
Gross Amount Accumulated Depreciation	(100,042)
Year of Construction	1969
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Cowan Heights
City State	Santa Ana CA
Initial Cost to Company	219,887
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,129,422
Gross Amount Land	219,887
Gross Amount Buildings & Improvements	1,129,422
Gross Amount Accumulated Depreciation	(37,231)
Year of Construction	1989
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Cowan Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Santa Ana CA
Initial Cost to Company	219,887
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,129,422
Gross Amount Land	219,887
Gross Amount Buildings & Improvements	1,129,422
Gross Amount Accumulated Depreciation	(37,231)
Year of Construction	1989
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Escondido
City State	Escondido CA
Initial Cost to Company	169,913
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,139,416
Gross Amount Land	169,913
Gross Amount Buildings & Improvements	1,139,416
Gross Amount Accumulated Depreciation	(38,230)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Escondido | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Escondido CA
Initial Cost to Company	169,913
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,139,416
Gross Amount Land	169,913
Gross Amount Buildings & Improvements	1,139,416
Gross Amount Accumulated Depreciation	(38,230)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Fresno-Marks
City State	Fresno CA
Initial Cost to Company	269,862
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,709,125
Gross Amount Land	269,862
Gross Amount Buildings & Improvements	1,709,125
Gross Amount Accumulated Depreciation	(54,722)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Fresno-Marks | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fresno CA
Initial Cost to Company	269,862
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,709,125
Gross Amount Land	269,862
Gross Amount Buildings & Improvements	1,709,125
Gross Amount Accumulated Depreciation	(54,722)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian La Habra Heights
City State	La Habra CA
Initial Cost to Company	199,898
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,339,314
Gross Amount Land	199,898
Gross Amount Buildings & Improvements	1,339,314
Gross Amount Accumulated Depreciation	(43,228)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian La Habra Heights | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	La Habra CA
Initial Cost to Company	199,898
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,339,314
Gross Amount Land	199,898
Gross Amount Buildings & Improvements	1,339,314
Gross Amount Accumulated Depreciation	(43,228)
Year of Construction	1990
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Sacramento
City State	Elk Grove CA
Initial Cost to Company	219,887
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,649,155
Gross Amount Land	219,887
Gross Amount Buildings & Improvements	1,649,155
Gross Amount Accumulated Depreciation	(53,223)
Year of Construction	1992
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Sacramento | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Elk Grove CA
Initial Cost to Company	219,887
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,649,155
Gross Amount Land	219,887
Gross Amount Buildings & Improvements	1,649,155
Gross Amount Accumulated Depreciation	(53,223)
Year of Construction	1992
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Oxnard
City State	Oxnard CA
Initial Cost to Company	99,949
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,219,375
Gross Amount Land	99,949
Gross Amount Buildings & Improvements	1,219,375
Gross Amount Accumulated Depreciation	(40,229)
Year of Construction	1994
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Oxnard | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Oxnard CA
Initial Cost to Company	99,949
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,219,375
Gross Amount Land	99,949
Gross Amount Buildings & Improvements	1,219,375
Gross Amount Accumulated Depreciation	(40,229)
Year of Construction	1994
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Santiago Canyon
City State	Silverado CA
Initial Cost to Company	549,718
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,039,468
Gross Amount Land	549,718
Gross Amount Buildings & Improvements	1,039,468
Gross Amount Accumulated Depreciation	(37,981)
Year of Construction	1999
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Santiago Canyon | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Silverado CA
Initial Cost to Company	549,718
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,039,468
Gross Amount Land	549,718
Gross Amount Buildings & Improvements	1,039,468
Gross Amount Accumulated Depreciation	(37,981)
Year of Construction	1999
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Marin
City State	Fairfax CA
Initial Cost to Company	319,836
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,148,899
Gross Amount Land	319,836
Gross Amount Buildings & Improvements	2,148,899
Gross Amount Accumulated Depreciation	(65,717)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Marin | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Fairfax CA
Initial Cost to Company	319,836
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,148,899
Gross Amount Land	319,836
Gross Amount Buildings & Improvements	2,148,899
Gross Amount Accumulated Depreciation	(65,717)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Gilroy
City State	Gilroy CA
Initial Cost to Company	1,089,442
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,759,099
Gross Amount Land	1,089,442
Gross Amount Buildings & Improvements	1,759,099
Gross Amount Accumulated Depreciation	(55,972)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Gilroy | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gilroy CA
Initial Cost to Company	1,089,442
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,759,099
Gross Amount Land	1,089,442
Gross Amount Buildings & Improvements	1,759,099
Gross Amount Accumulated Depreciation	(55,972)
Year of Construction	2000
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Artesia
City State	Artesia CA
Initial Cost to Company	179,908
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,389,288
Gross Amount Land	179,908
Gross Amount Buildings & Improvements	1,389,288
Gross Amount Accumulated Depreciation	(44,477)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Artesia | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Artesia CA
Initial Cost to Company	179,908
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,389,288
Gross Amount Land	179,908
Gross Amount Buildings & Improvements	1,389,288
Gross Amount Accumulated Depreciation	(44,477)
Year of Construction	2002
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Las Vegas
City State	Las Vegas NV
Initial Cost to Company	759,611
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,776,017
Gross Amount Land	759,611
Gross Amount Buildings & Improvements	7,776,017
Gross Amount Accumulated Depreciation	(229,632)
Year of Construction	2004
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Las Vegas | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Las Vegas NV
Initial Cost to Company	759,611
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	7,776,017
Gross Amount Land	759,611
Gross Amount Buildings & Improvements	7,776,017
Gross Amount Accumulated Depreciation	(229,632)
Year of Construction	2004
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Sandalwood Healthcare
City State	Little Rock AR
Initial Cost to Company	1,040,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,710,000
Costs Capitalized Subsequent to Acquisition Improvements	697,485
Gross Amount Land	1,040,000
Gross Amount Buildings & Improvements	4,407,485
Gross Amount Accumulated Depreciation	(129,404)
Year of Construction	1996
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Sandalwood Healthcare | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Little Rock AR
Initial Cost to Company	1,040,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,710,000
Costs Capitalized Subsequent to Acquisition Improvements	697,485
Gross Amount Land	1,040,000
Gross Amount Buildings & Improvements	4,407,485
Gross Amount Accumulated Depreciation	(129,404)
Year of Construction	1996
Date Acquired	2011
Life on Which Depreciation in Statement of Operations Computed	40 years
Bath Creek
City State	Cuyahoga Falls OH
Year of Construction	2013
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Bath Creek | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Cuyahoga Falls OH
Year of Construction	2013
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Astoria Health and Rehab
City State	Germantown OH
Initial Cost to Company	330,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,170,000
Costs Capitalized Subsequent to Acquisition Improvements	270,551
Gross Amount Land	330,000
Gross Amount Buildings & Improvements	2,440,551
Gross Amount Accumulated Depreciation	(59,462)
Year of Construction	1996
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Astoria Health and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Germantown OH
Initial Cost to Company	330,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,170,000
Costs Capitalized Subsequent to Acquisition Improvements	270,551
Gross Amount Land	330,000
Gross Amount Buildings & Improvements	2,440,551
Gross Amount Accumulated Depreciation	(59,462)
Year of Construction	1996
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Gardnerville Health and Rehab
City State	Gardnerville NV
Initial Cost to Company	1,237,736
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,562,264
Gross Amount Land	1,237,736
Gross Amount Buildings & Improvements	3,562,264
Gross Amount Accumulated Depreciation	(86,792)
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Gardnerville Health and Rehab | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Gardnerville NV
Initial Cost to Company	1,237,736
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,562,264
Gross Amount Land	1,237,736
Gross Amount Buildings & Improvements	3,562,264
Gross Amount Accumulated Depreciation	(86,792)
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
North Platte Care Centre
City State	North Platte NE
Initial Cost to Company	236,520
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,128,680
Costs Capitalized Subsequent to Acquisition Improvements	46,884
Gross Amount Land	236,520
Gross Amount Buildings & Improvements	2,175,564
Gross Amount Accumulated Depreciation	(70,305)
Year of Construction	1984
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
North Platte Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	North Platte NE
Initial Cost to Company	236,520
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,128,680
Costs Capitalized Subsequent to Acquisition Improvements	46,884
Gross Amount Land	236,520
Gross Amount Buildings & Improvements	2,175,564
Gross Amount Accumulated Depreciation	(70,305)
Year of Construction	1984
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Fair Oaks Care Centre
City State	Shenandoah IA
Initial Cost to Company	68,121
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	401,679
Gross Amount Land	68,121
Gross Amount Buildings & Improvements	401,679
Gross Amount Accumulated Depreciation	(9,719)
Year of Construction	1997
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Fair Oaks Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Shenandoah IA
Initial Cost to Company	68,121
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	401,679
Gross Amount Land	68,121
Gross Amount Buildings & Improvements	401,679
Gross Amount Accumulated Depreciation	(9,719)
Year of Construction	1997
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Crest Haven Care Centre
City State	Creston IA
Initial Cost to Company	72,333
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,466,667
Costs Capitalized Subsequent to Acquisition Improvements	57,681
Gross Amount Land	72,333
Gross Amount Buildings & Improvements	1,524,348
Gross Amount Accumulated Depreciation	(36,983)
Year of Construction	1964
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Crest Haven Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Creston IA
Initial Cost to Company	72,333
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,466,667
Costs Capitalized Subsequent to Acquisition Improvements	57,681
Gross Amount Land	72,333
Gross Amount Buildings & Improvements	1,524,348
Gross Amount Accumulated Depreciation	(36,983)
Year of Construction	1964
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Premier Estates Rock Rapids
City State	Rock Rapids IA
Initial Cost to Company	82,782
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,282,418
Gross Amount Land	82,782
Gross Amount Buildings & Improvements	2,282,418
Gross Amount Accumulated Depreciation	(53,907)
Year of Construction	1998
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Premier Estates Rock Rapids | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rock Rapids IA
Initial Cost to Company	82,782
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,282,418
Gross Amount Land	82,782
Gross Amount Buildings & Improvements	2,282,418
Gross Amount Accumulated Depreciation	(53,907)
Year of Construction	1998
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Rock Rapids Care Centre
City State	Rock Rapids IA
Initial Cost to Company	113,270
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,349,130
Costs Capitalized Subsequent to Acquisition Improvements	151,239
Gross Amount Land	113,270
Gross Amount Buildings & Improvements	2,500,369
Gross Amount Accumulated Depreciation	(56,421)
Year of Construction	1976
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Rock Rapids Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rock Rapids IA
Initial Cost to Company	113,270
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,349,130
Costs Capitalized Subsequent to Acquisition Improvements	151,239
Gross Amount Land	113,270
Gross Amount Buildings & Improvements	2,500,369
Gross Amount Accumulated Depreciation	(56,421)
Year of Construction	1976
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Elmwood Care Centre
City State	Onawa IA
Initial Cost to Company	227,383
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,732,817
Costs Capitalized Subsequent to Acquisition Improvements	180,025
Gross Amount Land	227,383
Gross Amount Buildings & Improvements	1,912,842
Gross Amount Accumulated Depreciation	(50,232)
Year of Construction	1961
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Elmwood Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Onawa IA
Initial Cost to Company	227,383
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,732,817
Costs Capitalized Subsequent to Acquisition Improvements	180,025
Gross Amount Land	227,383
Gross Amount Buildings & Improvements	1,912,842
Gross Amount Accumulated Depreciation	(50,232)
Year of Construction	1961
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunny Knoll Care Centre
City State	Rockwell City IA
Initial Cost to Company	62,483
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,092,116
Costs Capitalized Subsequent to Acquisition Improvements	0
Gross Amount Land	62,483
Gross Amount Buildings & Improvements	2,092,116
Gross Amount Accumulated Depreciation	(49,915)
Year of Construction	1966
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Sunny Knoll Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Rockwell City IA
Initial Cost to Company	62,483
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,092,116
Costs Capitalized Subsequent to Acquisition Improvements	0
Gross Amount Land	62,483
Gross Amount Buildings & Improvements	2,092,116
Gross Amount Accumulated Depreciation	(49,915)
Year of Construction	1966
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
New Hampton Care Centre
City State	New Hampton IA
Initial Cost to Company	144,180
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,739,420
Costs Capitalized Subsequent to Acquisition Improvements	31,015
Gross Amount Land	144,180
Gross Amount Buildings & Improvements	2,770,435
Gross Amount Accumulated Depreciation	(69,998)
Year of Construction	1967
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
New Hampton Care Centre | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	New Hampton IA
Initial Cost to Company	144,180
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,739,420
Costs Capitalized Subsequent to Acquisition Improvements	31,015
Gross Amount Land	144,180
Gross Amount Buildings & Improvements	2,770,435
Gross Amount Accumulated Depreciation	(69,998)
Year of Construction	1967
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Monte Siesta
City State	Austin TX
Initial Cost to Company	770,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,230,000
Gross Amount Land	770,000
Gross Amount Buildings & Improvements	5,230,000
Gross Amount Accumulated Depreciation	(121,323)
Year of Construction	1964
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Monte Siesta | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Austin TX
Initial Cost to Company	770,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,230,000
Gross Amount Land	770,000
Gross Amount Buildings & Improvements	5,230,000
Gross Amount Accumulated Depreciation	(121,323)
Year of Construction	1964
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Silver Pines
City State	Bastrop TX
Initial Cost to Company	480,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,120,000
Gross Amount Land	480,000
Gross Amount Buildings & Improvements	3,120,000
Gross Amount Accumulated Depreciation	(88,384)
Year of Construction	1987
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Silver Pines | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bastrop TX
Initial Cost to Company	480,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,120,000
Gross Amount Land	480,000
Gross Amount Buildings & Improvements	3,120,000
Gross Amount Accumulated Depreciation	(88,384)
Year of Construction	1987
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Spring Creek [Member]
City State	Beaumont TX
Initial Cost to Company	300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	700,000
Gross Amount Land	300,000
Gross Amount Buildings & Improvements	700,000
Gross Amount Accumulated Depreciation	(18,770)
Year of Construction	1969
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Spring Creek [Member] | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Beaumont TX
Initial Cost to Company	300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	700,000
Gross Amount Land	300,000
Gross Amount Buildings & Improvements	700,000
Gross Amount Accumulated Depreciation	(18,770)
Year of Construction	1969
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Riverview
City State	Boerne TX
Initial Cost to Company	780,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,470,000
Gross Amount Land	780,000
Gross Amount Buildings & Improvements	3,470,000
Gross Amount Accumulated Depreciation	(96,046)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Riverview | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Boerne TX
Initial Cost to Company	780,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,470,000
Gross Amount Land	780,000
Gross Amount Buildings & Improvements	3,470,000
Gross Amount Accumulated Depreciation	(96,046)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Bluebonnet
City State	Karnes City TX
Initial Cost to Company	420,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,130,000
Gross Amount Land	420,000
Gross Amount Buildings & Improvements	3,130,000
Gross Amount Accumulated Depreciation	(92,930)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Bluebonnet | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Karnes City TX
Initial Cost to Company	420,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,130,000
Gross Amount Land	420,000
Gross Amount Buildings & Improvements	3,130,000
Gross Amount Accumulated Depreciation	(92,930)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Cottonwood
City State	Denton TX
Initial Cost to Company	240,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,060,000
Gross Amount Land	240,000
Gross Amount Buildings & Improvements	2,060,000
Gross Amount Accumulated Depreciation	(49,789)
Year of Construction	1969
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Cottonwood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Denton TX
Initial Cost to Company	240,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,060,000
Gross Amount Land	240,000
Gross Amount Buildings & Improvements	2,060,000
Gross Amount Accumulated Depreciation	(49,789)
Year of Construction	1969
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Regency Manor [Member]
City State	Floresville TX
Initial Cost to Company	780,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,120,000
Gross Amount Land	780,000
Gross Amount Buildings & Improvements	6,120,000
Gross Amount Accumulated Depreciation	(157,503)
Year of Construction	1995
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Regency Manor [Member] | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Floresville TX
Initial Cost to Company	780,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,120,000
Gross Amount Land	780,000
Gross Amount Buildings & Improvements	6,120,000
Gross Amount Accumulated Depreciation	(157,503)
Year of Construction	1995
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
DeLeon
City State	DeLeon TX
Initial Cost to Company	200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,800,000
Gross Amount Land	200,000
Gross Amount Buildings & Improvements	2,800,000
Gross Amount Accumulated Depreciation	(68,241)
Year of Construction	1974
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
DeLeon | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	DeLeon TX
Initial Cost to Company	200,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,800,000
Gross Amount Land	200,000
Gross Amount Buildings & Improvements	2,800,000
Gross Amount Accumulated Depreciation	(68,241)
Year of Construction	1974
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Spring Oaks
City State	Lampasas TX
Initial Cost to Company	360,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,640,000
Gross Amount Land	360,000
Gross Amount Buildings & Improvements	4,640,000
Gross Amount Accumulated Depreciation	(117,091)
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Spring Oaks | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lampasas TX
Initial Cost to Company	360,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,640,000
Gross Amount Land	360,000
Gross Amount Buildings & Improvements	4,640,000
Gross Amount Accumulated Depreciation	(117,091)
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Lynwood
City State	Levelland TX
Initial Cost to Company	300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,800,000
Gross Amount Land	300,000
Gross Amount Buildings & Improvements	3,800,000
Gross Amount Accumulated Depreciation	(109,087)
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Lynwood | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Levelland TX
Initial Cost to Company	300,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,800,000
Gross Amount Land	300,000
Gross Amount Buildings & Improvements	3,800,000
Gross Amount Accumulated Depreciation	(109,087)
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Sienna
City State	Odessa TX
Initial Cost to Company	350,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,050,000
Gross Amount Land	350,000
Gross Amount Buildings & Improvements	8,050,000
Gross Amount Accumulated Depreciation	(169,601)
Year of Construction	1974
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Sienna | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Odessa TX
Initial Cost to Company	350,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,050,000
Gross Amount Land	350,000
Gross Amount Buildings & Improvements	8,050,000
Gross Amount Accumulated Depreciation	(169,601)
Year of Construction	1974
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Deerings
City State	Odessa TX
Initial Cost to Company	280,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,420,000
Costs Capitalized Subsequent to Acquisition Improvements	35,029
Gross Amount Land	280,000
Gross Amount Buildings & Improvements	8,455,029
Gross Amount Accumulated Depreciation	(179,140)
Year of Construction	1975
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Deerings | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Odessa TX
Initial Cost to Company	280,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,420,000
Costs Capitalized Subsequent to Acquisition Improvements	35,029
Gross Amount Land	280,000
Gross Amount Buildings & Improvements	8,455,029
Gross Amount Accumulated Depreciation	(179,140)
Year of Construction	1975
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Terrace West
City State	Midland TX
Initial Cost to Company	440,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,860,000
Gross Amount Land	440,000
Gross Amount Buildings & Improvements	5,860,000
Gross Amount Accumulated Depreciation	(139,107)
Year of Construction	1975
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Terrace West | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Midland TX
Initial Cost to Company	440,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,860,000
Gross Amount Land	440,000
Gross Amount Buildings & Improvements	5,860,000
Gross Amount Accumulated Depreciation	(139,107)
Year of Construction	1975
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Lake Lodge
City State	Lake Worth TX
Initial Cost to Company	650,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,610,000
Gross Amount Land	650,000
Gross Amount Buildings & Improvements	4,610,000
Gross Amount Accumulated Depreciation	(114,016)
Year of Construction	1977
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Lake Lodge | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Lake Worth TX
Initial Cost to Company	650,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,610,000
Gross Amount Land	650,000
Gross Amount Buildings & Improvements	4,610,000
Gross Amount Accumulated Depreciation	(114,016)
Year of Construction	1977
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Nolan
City State	Sweetwater TX
Initial Cost to Company	190,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,210,000
Gross Amount Land	190,000
Gross Amount Buildings & Improvements	4,210,000
Gross Amount Accumulated Depreciation	(118,415)
Year of Construction	2010
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Nolan | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Sweetwater TX
Initial Cost to Company	190,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,210,000
Gross Amount Land	190,000
Gross Amount Buildings & Improvements	4,210,000
Gross Amount Accumulated Depreciation	(118,415)
Year of Construction	2010
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Langdon Hall
City State	Bradenton FL
Initial Cost to Company	390,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,546,000
Costs Capitalized Subsequent to Acquisition Improvements	60,125
Gross Amount Land	390,000
Gross Amount Buildings & Improvements	4,606,125
Gross Amount Accumulated Depreciation	(97,833)
Year of Construction	1985
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Langdon Hall | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Bradenton FL
Initial Cost to Company	390,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,546,000
Costs Capitalized Subsequent to Acquisition Improvements	60,125
Gross Amount Land	390,000
Gross Amount Buildings & Improvements	4,606,125
Gross Amount Accumulated Depreciation	(97,833)
Year of Construction	1985
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Mount Washington Residence
City State	Eau Claire WI
Initial Cost to Company	1,040,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,460,000
Costs Capitalized Subsequent to Acquisition Improvements	133,120
Gross Amount Land	1,040,000
Gross Amount Buildings & Improvements	1,593,120
Gross Amount Accumulated Depreciation	(34,575)
Year of Construction	1930
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Mount Washington Residence | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Eau Claire WI
Initial Cost to Company	1,040,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	1,460,000
Costs Capitalized Subsequent to Acquisition Improvements	133,120
Gross Amount Land	1,040,000
Gross Amount Buildings & Improvements	1,593,120
Gross Amount Accumulated Depreciation	(34,575)
Year of Construction	1930
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Danbury
City State	Danbury CT
Initial Cost to Company	1,918,801
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	14,081,199
Gross Amount Land	1,918,801
Gross Amount Buildings & Improvements	14,081,199
Gross Amount Accumulated Depreciation	(228,086)
Year of Construction	1968
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Maplewood at Danbury | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Danbury CT
Initial Cost to Company	1,918,801
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	14,081,199
Gross Amount Land	1,918,801
Gross Amount Buildings & Improvements	14,081,199
Gross Amount Accumulated Depreciation	(228,086)
Year of Construction	1968
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Rivercrest Specialty Hospital
City State	Mishawaka IN
Initial Cost to Company	328,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,072,000
Gross Amount Land	328,000
Gross Amount Buildings & Improvements	8,072,000
Gross Amount Accumulated Depreciation	(109,865)
Year of Construction	1991
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Rivercrest Specialty Hospital | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Mishawaka IN
Initial Cost to Company	328,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	8,072,000
Gross Amount Land	328,000
Gross Amount Buildings & Improvements	8,072,000
Gross Amount Accumulated Depreciation	(109,865)
Year of Construction	1991
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Safe Haven Hospital and Care Center
City State	Pocatello ID
Initial Cost to Company	470,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,530,000
Costs Capitalized Subsequent to Acquisition Improvements	163,871
Gross Amount Land	470,000
Gross Amount Buildings & Improvements	5,693,871
Gross Amount Accumulated Depreciation	(64,724)
Year of Construction	1970
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Safe Haven Hospital and Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pocatello ID
Initial Cost to Company	470,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,530,000
Costs Capitalized Subsequent to Acquisition Improvements	163,871
Gross Amount Land	470,000
Gross Amount Buildings & Improvements	5,693,871
Gross Amount Accumulated Depreciation	(64,724)
Year of Construction	1970
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Pleasanton
City State	Pleasanton CA
Initial Cost to Company	410,647
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	751,184
Costs Capitalized Subsequent to Acquisition Improvements	970,201
Gross Amount Land	410,647
Gross Amount Buildings & Improvements	1,721,385
Gross Amount Accumulated Depreciation	(7,512)
Year of Construction	2012
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Pleasanton | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pleasanton CA
Initial Cost to Company	410,647
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	751,184
Costs Capitalized Subsequent to Acquisition Improvements	970,201
Gross Amount Land	410,647
Gross Amount Buildings & Improvements	1,721,385
Gross Amount Accumulated Depreciation	(7,512)
Year of Construction	2012
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Highlands Nursing and Rehabilitation Center
City State	Louisville KY
Initial Cost to Company	440,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,484,107
Gross Amount Land	440,893
Gross Amount Buildings & Improvements	9,484,107
Gross Amount Accumulated Depreciation	(75,810)
Year of Construction	1977
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Highlands Nursing and Rehabilitation Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Louisville KY
Initial Cost to Company	440,893
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	9,484,107
Gross Amount Land	440,893
Gross Amount Buildings & Improvements	9,484,107
Gross Amount Accumulated Depreciation	(75,810)
Year of Construction	1977
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Seven Oaks Nursing & Rehabilitation
City State	Glendale WI
Initial Cost to Company	1,620,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,980,000
Gross Amount Land	1,620,000
Gross Amount Buildings & Improvements	5,980,000
Gross Amount Accumulated Depreciation	(28,792)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Seven Oaks Nursing & Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Glendale WI
Initial Cost to Company	1,620,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	5,980,000
Gross Amount Land	1,620,000
Gross Amount Buildings & Improvements	5,980,000
Gross Amount Accumulated Depreciation	(28,792)
Year of Construction	1994
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Inola Health Care Center
City State	Inola OK
Initial Cost to Company	520,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,480,000
Gross Amount Land	520,000
Gross Amount Buildings & Improvements	2,480,000
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Inola Health Care Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Inola OK
Initial Cost to Company	520,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,480,000
Gross Amount Land	520,000
Gross Amount Buildings & Improvements	2,480,000
Year of Construction	1990
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Avondale Cottage of Pryor
City State	Pryor OK
Initial Cost to Company	100,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	400,000
Gross Amount Land	100,000
Gross Amount Buildings & Improvements	400,000
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Avondale Cottage of Pryor | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Pryor OK
Initial Cost to Company	100,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	400,000
Gross Amount Land	100,000
Gross Amount Buildings & Improvements	400,000
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Nesbit Living and Recovery Center
City State	Seguin TX
Initial Cost to Company	600,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,400,000
Gross Amount Land	600,000
Gross Amount Buildings & Improvements	4,400,000
Gross Amount Accumulated Depreciation	(12,917)
Year of Construction	1958
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Nesbit Living and Recovery Center | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Seguin TX
Initial Cost to Company	600,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	4,400,000
Gross Amount Land	600,000
Gross Amount Buildings & Improvements	4,400,000
Gross Amount Accumulated Depreciation	(12,917)
Year of Construction	1958
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Granite Bay
City State	Granite Bay CA
Initial Cost to Company	540,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	435,000
Gross Amount Land	540,000
Gross Amount Buildings & Improvements	435,000
Year of Construction	1978
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Care Meridian Granite Bay | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Granite Bay CA
Initial Cost to Company	540,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	435,000
Gross Amount Land	540,000
Gross Amount Buildings & Improvements	435,000
Year of Construction	1978
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Woodlands at Robinson
City State	Ravenna OH
Initial Cost to Company	660,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,940,000
Gross Amount Land	660,000
Gross Amount Buildings & Improvements	6,940,000
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Woodlands at Robinson | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ravenna OH
Initial Cost to Company	660,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	6,940,000
Gross Amount Land	660,000
Gross Amount Buildings & Improvements	6,940,000
Year of Construction	2000
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Harbor House of Ocala
City State	Dunnellon, FL FL
Initial Cost to Company	690,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,510,000
Gross Amount Land	690,000
Gross Amount Buildings & Improvements	3,510,000
Gross Amount Accumulated Depreciation	(9,375)
Year of Construction	1993
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Harbor House of Ocala | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Dunnellon, FL FL
Initial Cost to Company	690,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	3,510,000
Gross Amount Land	690,000
Gross Amount Buildings & Improvements	3,510,000
Gross Amount Accumulated Depreciation	(9,375)
Year of Construction	1993
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Harmony House at Ocala
City State	Ocala, FL FL
Initial Cost to Company	500,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,800,000
Gross Amount Land	500,000
Gross Amount Buildings & Improvements	2,800,000
Gross Amount Accumulated Depreciation	(7,084)
Year of Construction	1984
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Harmony House at Ocala | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ocala, FL FL
Initial Cost to Company	500,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,800,000
Gross Amount Land	500,000
Gross Amount Buildings & Improvements	2,800,000
Gross Amount Accumulated Depreciation	(7,084)
Year of Construction	1984
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Haven House at Ocala
City State	Dunnellon, FL FL
Initial Cost to Company	490,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,610,000
Gross Amount Land	490,000
Gross Amount Buildings & Improvements	2,610,000
Gross Amount Accumulated Depreciation	(6,625)
Year of Construction	1991
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
The Haven House at Ocala | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Dunnellon, FL FL
Initial Cost to Company	490,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,610,000
Gross Amount Land	490,000
Gross Amount Buildings & Improvements	2,610,000
Gross Amount Accumulated Depreciation	(6,625)
Year of Construction	1991
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Seaside Manor Ormond Beach
City State	Ormond Beach, FL FL
Initial Cost to Company	630,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,870,000
Gross Amount Land	630,000
Gross Amount Buildings & Improvements	2,870,000
Gross Amount Accumulated Depreciation	(8,104)
Year of Construction	1996
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Seaside Manor Ormond Beach | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Ormond Beach, FL FL
Initial Cost to Company	630,000
Costs Capitalized Subsequent to Acquisition Buildings & Improvements	2,870,000
Gross Amount Land	630,000
Gross Amount Buildings & Improvements	2,870,000
Gross Amount Accumulated Depreciation	(8,104)
Year of Construction	1996
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Eagle Lake Nursing and Rehabilitation
City State	Eagle Lake TX
Initial Cost to Company	92,561
Costs Capitalized Subsequent to Acquisition Improvements	598,944
Gross Amount Land	92,561
Gross Amount Buildings & Improvements	598,944
Year of Construction	2013
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Eagle Lake Nursing and Rehabilitation | Aviv Healthcare Properties Limited Partnership and Subsidiaries
City State	Eagle Lake TX
Initial Cost to Company	92,561
Costs Capitalized Subsequent to Acquisition Improvements	598,944
Gross Amount Land	92,561
Gross Amount Buildings & Improvements	598,944
Year of Construction	2013
Date Acquired	2012
Life on Which Depreciation in Statement of Operations Computed	40 years
Fountain Lake | Direct Financing Leases
City State	Hot Springs AR
Initial Cost to Company	10,418,738
Year of Construction	2007
Date Acquired	2008
Acceleration/ Amortization	630,382
Gross Amount Carried	11,049,120
Fountain Lake | Aviv Healthcare Properties Limited Partnership and Subsidiaries | Direct Financing Leases
City State	Hot Springs AR
Initial Cost to Company	10,418,738
Year of Construction	2007
Date Acquired	2008
Acceleration/ Amortization	630,382
Gross Amount Carried	$ 11,049,120